UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Class AAA - GABEX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at https://gabelli.com/ticker/GABEX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class AAA	$147	1.40%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Gabelli Equity Income Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparative benchmark, the Lipper Equity Income Funds Average. During the past year, the tariff situation for the US and its trading partners was very much in flux, and uncertainty was high. As such, companies with a substantial amount of their profits from international trade generally lagged the market, while those with a US centric focus generally did better. Top contributers included Bank of New York Mellon Corp, GATX Corp and State Street Corp. Detractors included Brown-Forman Corp and Diageo plc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class AAA	S&P 500 Index	Lipper Equity Income Fund Average
09/15	10,000	10,000	10,000
09/16	11,131	11,543	11,461
09/17	12,679	13,691	13,283
09/18	12,832	16,143	14,670
09/19	12,692	16,829	15,531
09/20	12,810	19,379	15,343
09/21	16,823	25,193	19,744
09/22	15,127	21,295	18,129
09/23	16,931	25,899	20,504
09/24	20,256	35,314	26,072
09/25	22,379	41,529	28,651

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class AAA	10.48%	11.80%	8.97%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper Equity Income Fund Average	9.89%	13.30%	11.10%

Fund Statistics

  Total Net Assets$452,858,515
  Number of Portfolio Holdings212
  Portfolio Turnover Rate0%
  Management Fees$4,532,220

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABEX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	5.8%
Genuine Parts Co.	4.1%
GATX Corp.	3.0%
State Street Corp.	2.8%
Microsoft Corp.	2.6%
Chevron Corp.	2.5%
Newmont Corp.	2.5%
Deere & Co.	2.5%
National Fuel Gas Co.	2.2%
Mueller Industries Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	101.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.1%
Food and Beverage	13.0%
Diversified Industrial	7.1%
Equipment and Supplies	7.0%
Retail	4.6%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.3%
Health Care	4.0%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	(1.3)%

The Gabelli Equity Income Fund

Annual Shareholder Report - September 30, 2025

Class AAA - GABEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABEX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABEX-25-ATSR

The Gabelli Equity Income Fund

Class C - GEICX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at https://gabelli.com/ticker/GEICX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class C	$225	2.15%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Gabelli Equity Income Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparative benchmark, the Lipper Equity Income Funds Average. During the past year, the tariff situation for the US and its trading partners was very much in flux, and uncertainty was high. As such, companies with a substantial amount of their profits from international trade generally lagged the market, while those with a US centric focus generally did better. Top contributers included Bank of New York Mellon Corp, GATX Corp and State Street Corp. Detractors included Brown-Forman Corp and Diageo plc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class C	The Gabelli Equity Income Fund - Class C (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
9/15	10,000	10,000	10,000	10,000
9/16	11,051	10,951	11,543	11,461
9/17	12,491	12,269	13,691	13,283
9/18	12,546	12,200	16,143	14,670
9/19	12,311	11,852	16,829	15,531
9/20	12,345	11,765	19,379	15,343
9/21	16,084	15,212	25,193	19,744
9/22	14,340	13,427	21,295	18,129
9/23	15,950	14,800	25,899	20,504
9/24	19,010	17,491	35,314	26,072
9/25	20,860	19,018	41,529	28,651

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class C	9.73%	10.96%	8.16%
The Gabelli Equity Income Fund - Class C (includes sales charge)	8.73%	10.96%	8.16%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper Equity Income Fund Average	9.89%	13.30%	11.10%

Fund Statistics

  Total Net Assets$452,858,515
  Number of Portfolio Holdings212
  Portfolio Turnover Rate0%
  Management Fees$4,532,220

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GEICX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	5.8%
Genuine Parts Co.	4.1%
GATX Corp.	3.0%
State Street Corp.	2.8%
Microsoft Corp.	2.6%
Chevron Corp.	2.5%
Newmont Corp.	2.5%
Deere & Co.	2.5%
National Fuel Gas Co.	2.2%
Mueller Industries Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	101.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.1%
Food and Beverage	13.0%
Diversified Industrial	7.1%
Equipment and Supplies	7.0%
Retail	4.6%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.3%
Health Care	4.0%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	(1.3)%

The Gabelli Equity Income Fund

Annual Shareholder Report - September 30, 2025

Class C - GEICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GEICX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GEICX-25-ATSR

The Gabelli Equity Income Fund

Class I - GCIEX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at https://gabelli.com/ticker/GCIEX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class I	$121	1.15%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Gabelli Equity Income Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparative benchmark, the Lipper Equity Income Funds Average. During the past year, the tariff situation for the US and its trading partners was very much in flux, and uncertainty was high. As such, companies with a substantial amount of their profits from international trade generally lagged the market, while those with a US centric focus generally did better. Top contributers included Bank of New York Mellon Corp, GATX Corp and State Street Corp. Detractors included Brown-Forman Corp and Diageo plc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class I	S&P 500 Index	Lipper Equity Income Fund Average
9/15	10,000	10,000	10,000
9/16	11,159	11,543	11,461
9/17	12,743	13,691	13,283
9/18	12,935	16,143	14,670
9/19	12,823	16,829	15,531
9/20	12,970	19,379	15,343
9/21	17,083	25,193	19,744
9/22	15,406	21,295	18,129
9/23	17,284	25,899	20,504
9/24	20,715	35,314	26,072
9/25	22,955	41,529	28,651

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class I	10.81%	12.10%	9.25%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper Equity Income Fund Average	9.89%	13.30%	11.10%

Fund Statistics

  Total Net Assets$452,858,515
  Number of Portfolio Holdings212
  Portfolio Turnover Rate0%
  Management Fees$4,532,220

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCIEX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	5.8%
Genuine Parts Co.	4.1%
GATX Corp.	3.0%
State Street Corp.	2.8%
Microsoft Corp.	2.6%
Chevron Corp.	2.5%
Newmont Corp.	2.5%
Deere & Co.	2.5%
National Fuel Gas Co.	2.2%
Mueller Industries Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	101.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.1%
Food and Beverage	13.0%
Diversified Industrial	7.1%
Equipment and Supplies	7.0%
Retail	4.6%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.3%
Health Care	4.0%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	(1.3)%

The Gabelli Equity Income Fund

Annual Shareholder Report - September 30, 2025

Class I - GCIEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCIEX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCIEX-25-ATSR

The Gabelli Equity Income Fund

Class A - GCAEX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at https://gabelli.com/ticker/GCAEX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class A	$147	1.40%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Gabelli Equity Income Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparative benchmark, the Lipper Equity Income Funds Average. During the past year, the tariff situation for the US and its trading partners was very much in flux, and uncertainty was high. As such, companies with a substantial amount of their profits from international trade generally lagged the market, while those with a US centric focus generally did better. Top contributers included Bank of New York Mellon Corp, GATX Corp and State Street Corp. Detractors included Brown-Forman Corp and Diageo plc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class A	The Gabelli Equity Income Fund - Class A (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
9/15	10,000	10,000	10,000	10,000
9/16	11,131	10,491	11,543	11,461
9/17	12,680	11,951	13,691	13,283
9/18	12,833	12,096	16,143	14,670
9/19	12,694	11,964	16,829	15,531
9/20	12,814	12,077	19,379	15,343
9/21	16,826	15,859	25,193	19,744
9/22	15,135	14,265	21,295	18,129
9/23	16,943	15,968	25,899	20,504
9/24	20,250	19,085	35,314	26,072
9/25	22,405	21,117	41,529	28,651

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class A	10.64%	11.83%	8.99%
The Gabelli Equity Income Fund - Class A (includes sales charge)	4.28%	10.52%	8.34%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper Equity Income Fund Average	9.89%	13.30%	11.10%

Fund Statistics

  Total Net Assets$452,858,515
  Number of Portfolio Holdings212
  Portfolio Turnover Rate0%
  Management Fees$4,532,220

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCAEX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	5.8%
Genuine Parts Co.	4.1%
GATX Corp.	3.0%
State Street Corp.	2.8%
Microsoft Corp.	2.6%
Chevron Corp.	2.5%
Newmont Corp.	2.5%
Deere & Co.	2.5%
National Fuel Gas Co.	2.2%
Mueller Industries Inc.	2.2%

Portfolio Weighting (% of net assets)

Common Stocks	101.3%
Other Assets and Liabilities (Net)	(1.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.1%
Food and Beverage	13.0%
Diversified Industrial	7.1%
Equipment and Supplies	7.0%
Retail	4.6%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.3%
Health Care	4.0%
Other Industry sectors	38.9%
Other Assets and Liabilities (Net)	(1.3)%

The Gabelli Equity Income Fund

Annual Shareholder Report - September 30, 2025

Class A - GCAEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCAEX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCAEX-25-ATSR

The Gabelli Global Financial Services Fund

Class A - GGFSX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at https://gabelli.com/ticker/GGFSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class A	$144	1.25%

How did the Fund perform?

During the fiscal year ended September 30, 2025, The Gabelli Global Financial Services Fund outperformed its benchmarks: the S&P 500 Total Return, the MSCI World Financials and the S&P 500 Financials indices. Financial results for most of the Fund’s holdings were strong owing to robust financial markets and healthy loan credit quality. Many of the companies continued their multi-year share repurchase plans and / or raised their dividends. Top contributors for the fiscal year included Commerzbank AG, Bank of New York Mellon Corp and Capital One Financial Corp. Detractors included Diamond Hill Investment Group, Inc. and First American Financial Corporation.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class A	The Gabelli Global Financial Services Fund - Class A (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
9/19	9,129	8,604	10,425	9,979	10,356
9/20	7,281	6,468	12,004	8,563	9,127
9/21	12,310	10,306	15,606	13,162	14,523
9/22	9,879	7,795	13,192	10,663	11,960
9/23	12,491	9,290	16,044	12,769	13,363
9/24	17,374	12,178	21,875	17,721	18,576
9/25	22,787	15,054	25,725	22,784	22,430

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Financial Services Fund - Class A	31.15%	25.63%	12.49%
The Gabelli Global Financial Services Fund - Class A (includes sales charge)	23.61%	24.15%	11.54%
S&P 500 Index	17.60%	16.47%	14.40%
MSCI World Financials Index	28.57%	21.62%	12.55%
S&P 500 Financials Index	20.75%	19.70%	12.24%

Fund Statistics

  Total Net Assets$76,541,653
  Number of Portfolio Holdings56
  Portfolio Turnover Rate9%
  Management Fees$348,203

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGFSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First Citizens BancShares Inc.	4.3%
E-L Financial Corp. Ltd.	3.9%
Toyota Motor Corp.	3.8%
Commerzbank AG	3.7%
The Bank of New York Mellon Corp.	3.3%
Cavco Industries Inc.	3.0%
Capital One Financial Corp.	2.9%
Standard Chartered plc	2.8%
First American Financial Corp.	2.7%
TrustCo Bank Corp. NY	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	90.3%
U.S. Government Obligations	9.2%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	27.1%
Diversified Banks	13.3%
Insurance	12.0%
U.S. Government Obligations	9.2%
Automobiles	7.1%
Investment Management	5.9%
Institutional Trust, Fiduciary, and Custody	5.5%
Homebuilders	4.2%
Other Industry sectors	15.2%
Other Assets and Liabilities (Net)	0.5%

The Gabelli Global Financial Services Fund

Annual Shareholder Report - September 30, 2025

Class A - GGFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GGFSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGFSX-25-ATSR

The Gabelli Global Financial Services Fund

Class C - GCFSX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at https://gabelli.com/ticker/GCFSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class C	$230	2.00%

How did the Fund perform?

During the fiscal year ended September 30, 2025, The Gabelli Global Financial Services Fund outperformed its benchmarks: the S&P 500 Total Return, the MSCI World Financials and the S&P 500 Financials indices. Financial results for most of the Fund’s holdings were strong owing to robust financial markets and healthy loan credit quality. Many of the companies continued their multi-year share repurchase plans and / or raised their dividends. Top contributors for the fiscal year included Commerzbank AG, Bank of New York Mellon Corp and Capital One Financial Corp. Detractors included Diamond Hill Investment Group, Inc. and First American Financial Corporation.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class C	The Gabelli Global Financial Services Fund - Class C (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
9/19	9,061	9,161	10,425	9,979	10,356
9/20	7,161	7,168	12,004	8,563	9,127
9/21	12,002	11,941	15,606	13,162	14,523
9/22	9,559	9,416	13,192	10,663	11,960
9/23	11,994	11,720	16,044	12,769	13,363
9/24	16,544	16,049	21,875	17,721	18,576
9/25	21,548	20,742	25,725	22,784	22,430

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Financial Services Fund - Class C	30.25%	24.65%	11.60%
The Gabelli Global Financial Services Fund - Class C (includes sales charge)	29.25%	24.65%	11.60%
S&P 500 Index	17.60%	16.47%	14.40%
MSCI World Financials Index	28.57%	21.62%	12.55%
S&P 500 Financials Index	20.75%	19.70%	12.24%

Fund Statistics

  Total Net Assets$76,541,653
  Number of Portfolio Holdings56
  Portfolio Turnover Rate9%
  Management Fees$348,203

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCFSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First Citizens BancShares Inc.	4.3%
E-L Financial Corp. Ltd.	3.9%
Toyota Motor Corp.	3.8%
Commerzbank AG	3.7%
The Bank of New York Mellon Corp.	3.3%
Cavco Industries Inc.	3.0%
Capital One Financial Corp.	2.9%
Standard Chartered plc	2.8%
First American Financial Corp.	2.7%
TrustCo Bank Corp. NY	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	90.3%
U.S. Government Obligations	9.2%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	27.1%
Diversified Banks	13.3%
Insurance	12.0%
U.S. Government Obligations	9.2%
Automobiles	7.1%
Investment Management	5.9%
Institutional Trust, Fiduciary, and Custody	5.5%
Homebuilders	4.2%
Other Industry sectors	15.2%
Other Assets and Liabilities (Net)	0.5%

The Gabelli Global Financial Services Fund

Annual Shareholder Report - September 30, 2025

Class C - GCFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCFSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCFSX-25-ATSR

The Gabelli Global Financial Services Fund

Class I - GFSIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at https://gabelli.com/ticker/GFSIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class I	$116	1.00%

How did the Fund perform?

During the fiscal year ended September 30, 2025, The Gabelli Global Financial Services Fund outperformed its benchmarks: the S&P 500 Total Return, the MSCI World Financials and the S&P 500 Financials indices. Financial results for most of the Fund’s holdings were strong owing to robust financial markets and healthy loan credit quality. Many of the companies continued their multi-year share repurchase plans and / or raised their dividends. Top contributors for the fiscal year included Commerzbank AG, Bank of New York Mellon Corp and Capital One Financial Corp. Detractors included Diamond Hill Investment Group, Inc. and First American Financial Corporation.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class I	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
9/19	9,149	10,425	9,979	10,356
9/20	7,304	12,004	8,563	9,127
9/21	12,376	15,606	13,162	14,523
9/22	9,954	13,192	10,663	11,960
9/23	12,624	16,044	12,769	13,363
9/24	17,579	21,875	17,721	18,576
9/25	23,120	25,725	22,784	22,430

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Financial Services Fund - Class I	31.53%	25.92%	12.72%
S&P 500 Index	17.60%	16.47%	14.40%
MSCI World Financials Index	28.57%	21.62%	12.55%
S&P 500 Financials Index	20.75%	19.70%	12.24%

Fund Statistics

  Total Net Assets$76,541,653
  Number of Portfolio Holdings56
  Portfolio Turnover Rate9%
  Management Fees$348,203

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GFSIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First Citizens BancShares Inc.	4.3%
E-L Financial Corp. Ltd.	3.9%
Toyota Motor Corp.	3.8%
Commerzbank AG	3.7%
The Bank of New York Mellon Corp.	3.3%
Cavco Industries Inc.	3.0%
Capital One Financial Corp.	2.9%
Standard Chartered plc	2.8%
First American Financial Corp.	2.7%
TrustCo Bank Corp. NY	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	90.3%
U.S. Government Obligations	9.2%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	27.1%
Diversified Banks	13.3%
Insurance	12.0%
U.S. Government Obligations	9.2%
Automobiles	7.1%
Investment Management	5.9%
Institutional Trust, Fiduciary, and Custody	5.5%
Homebuilders	4.2%
Other Industry sectors	15.2%
Other Assets and Liabilities (Net)	0.5%

The Gabelli Global Financial Services Fund

Annual Shareholder Report - September 30, 2025

Class I - GFSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GFSIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GFSIX-25-ATSR

The Gabelli Global Financial Services Fund

Class AAA - GAFSX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at https://gabelli.com/ticker/GAFSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class AAA	$145	1.25%

How did the Fund perform?

During the fiscal year ended September 30, 2025, The Gabelli Global Financial Services Fund outperformed its benchmarks: the S&P 500 Total Return, the MSCI World Financials and the S&P 500 Financials indices. Financial results for most of the Fund’s holdings were strong owing to robust financial markets and healthy loan credit quality. Many of the companies continued their multi-year share repurchase plans and / or raised their dividends. Top contributors for the fiscal year included Commerzbank AG, Bank of New York Mellon Corp and Capital One Financial Corp. Detractors included Diamond Hill Investment Group, Inc. and First American Financial Corporation.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class AAA	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
9/19	9,124	10,425	9,979	10,356
9/20	7,269	12,004	8,563	9,127
9/21	12,288	15,606	13,162	14,523
9/22	9,856	13,192	10,663	11,960
9/23	12,465	16,044	12,769	13,363
9/24	17,321	21,875	17,721	18,576
9/25	22,736	25,725	22,784	22,430

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Financial Services Fund - Class AAA	31.26%	25.62%	12.45%
S&P 500 Index	17.60%	16.47%	14.40%
MSCI World Financials Index	28.57%	21.62%	12.55%
S&P 500 Financials Index	20.75%	19.70%	12.24%

Fund Statistics

  Total Net Assets$76,541,653
  Number of Portfolio Holdings56
  Portfolio Turnover Rate9%
  Management Fees$348,203

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAFSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First Citizens BancShares Inc.	4.3%
E-L Financial Corp. Ltd.	3.9%
Toyota Motor Corp.	3.8%
Commerzbank AG	3.7%
The Bank of New York Mellon Corp.	3.3%
Cavco Industries Inc.	3.0%
Capital One Financial Corp.	2.9%
Standard Chartered plc	2.8%
First American Financial Corp.	2.7%
TrustCo Bank Corp. NY	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	90.3%
U.S. Government Obligations	9.2%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	27.1%
Diversified Banks	13.3%
Insurance	12.0%
U.S. Government Obligations	9.2%
Automobiles	7.1%
Investment Management	5.9%
Institutional Trust, Fiduciary, and Custody	5.5%
Homebuilders	4.2%
Other Industry sectors	15.2%
Other Assets and Liabilities (Net)	0.5%

The Gabelli Global Financial Services Fund

Annual Shareholder Report - September 30, 2025

Class AAA - GAFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GAFSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAFSX-25-ATSR

The Gabelli Focused Growth and Income Fund

Class AAA - GWSVX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at https://gabelli.com/ticker/GWSVX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class AAA	$168	1.66%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Gabelli Focused Growth and Income Fund underperformed its comparative indices: the S&P 500 Index and the S&P Midcap 400. The portfolio's performance was led by strong gains in industrials and defensive income holdings, with Dana Incorporated, Maple Leaf Foods, and AT&T contributing meaningfully on improving margins and stable cash flows. Energy infrastructure names such as Kinder Morgan and Enterprise Products Partners also added steady income-driven returns. Offsetting these gains were declines in XPLR Infrastructure and QVC Group Preferred, which were pressured by higher interest rates and project delays.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class AAA	S&P 500 Index	S&P Midcap 400
9/15	10,000	10,000	10,000
9/16	11,417	11,543	11,533
9/17	12,316	13,691	13,554
9/18	11,728	16,143	15,480
9/19	10,965	16,829	15,094
9/20	10,584	19,379	14,768
9/21	15,321	25,193	21,219
9/22	13,505	21,295	17,983
9/23	14,303	25,899	20,772
9/24	17,433	35,314	26,337
9/25	17,845	41,529	27,951

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class AAA	2.37%	11.01%	5.96%
S&P 500 Index	17.60%	16.47%	15.30%
S&P Midcap 400	6.13%	13.61%	10.82%

Fund Statistics

  Total Net Assets$47,889,616
  Number of Portfolio Holdings36
  Portfolio Turnover Rate35%
  Management Fees$271,403

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GWSVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.9%
Franklin BSP Realty Trust Inc.	8.7%
Energy Transfer LP	8.2%
Enterprise Products Partners LP	8.2%
AT&T Inc.	7.8%
Blackstone Mortgage Trust Inc.	5.2%
Maple Leaf Foods Inc.	4.3%
Kinder Morgan Inc.	4.1%
Dana Inc.	4.1%
Kimbell Royalty Partners LP	4.0%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
Preferred Stocks	7.0%
U.S. Government Obligations	0.5%
Exchange Traded Call Options WrittenFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)	0.7%
Footnote	Description
Footnote*	Amount represents less than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	30.6%
Real Estate Investment Trusts	25.9%
Telecommunications	11.0%
Financial Services	9.7%
Food and Beverage	5.3%
Health Care	4.6%
Automotive: Parts and Accessories	4.1%
Diversified Industrial	2.8%
Other Industry sectors	5.3%
Other Assets and Liabilities (Net)	0.7%

The Gabelli Focused Growth and Income Fund

Annual Shareholder Report - September 30, 2025

Class AAA - GWSVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GWSVX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSVX-25-ATSR

The Gabelli Focused Growth and Income Fund

Class C - GWSCX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at https://gabelli.com/ticker/GWSCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class C	$243	2.41%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Gabelli Focused Growth and Income Fund underperformed its comparative indices: the S&P 500 Index and the S&P Midcap 400. The portfolio's performance was led by strong gains in industrials and defensive income holdings, with Dana Incorporated, Maple Leaf Foods, and AT&T contributing meaningfully on improving margins and stable cash flows. Energy infrastructure names such as Kinder Morgan and Enterprise Products Partners also added steady income-driven returns. Offsetting these gains were declines in XPLR Infrastructure and QVC Group Preferred, which were pressured by higher interest rates and project delays.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class C	The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	S&P 500 Index	S&P Midcap 400
9/15	10,000	10,000	10,000	10,000
9/16	11,335	11,235	11,543	11,533
9/17	12,133	11,913	13,691	13,554
9/18	11,468	11,147	16,143	15,480
9/19	10,644	10,243	16,829	15,094
9/20	10,203	9,720	19,379	14,768
9/21	14,667	13,876	25,193	21,219
9/22	12,828	12,015	21,295	17,983
9/23	13,491	12,515	25,899	20,772
9/24	16,321	15,016	35,314	26,337
9/25	16,577	15,102	41,529	27,951

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class C	1.57%	10.20%	5.19%
The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	0.57%	10.20%	5.19%
S&P 500 Index	17.60%	16.47%	15.30%
S&P Midcap 400	6.13%	13.61%	10.82%

Fund Statistics

  Total Net Assets$47,889,616
  Number of Portfolio Holdings36
  Portfolio Turnover Rate35%
  Management Fees$271,403

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GWSCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.9%
Franklin BSP Realty Trust Inc.	8.7%
Energy Transfer LP	8.2%
Enterprise Products Partners LP	8.2%
AT&T Inc.	7.8%
Blackstone Mortgage Trust Inc.	5.2%
Maple Leaf Foods Inc.	4.3%
Kinder Morgan Inc.	4.1%
Dana Inc.	4.1%
Kimbell Royalty Partners LP	4.0%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
Preferred Stocks	7.0%
U.S. Government Obligations	0.5%
Exchange Traded Call Options WrittenFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)	0.7%
Footnote	Description
Footnote*	Amount represents less than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	30.6%
Real Estate Investment Trusts	25.9%
Telecommunications	11.0%
Financial Services	9.7%
Food and Beverage	5.3%
Health Care	4.6%
Automotive: Parts and Accessories	4.1%
Diversified Industrial	2.8%
Other Industry sectors	5.3%
Other Assets and Liabilities (Net)	0.7%

The Gabelli Focused Growth and Income Fund

Annual Shareholder Report - September 30, 2025

Class C - GWSCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GWSCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSCX-25-ATSR

The Gabelli Focused Growth and Income Fund

Class I - GWSIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at https://gabelli.com/ticker/GWSIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class I	$81	0.80%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Gabelli Focused Growth and Income Fund underperformed its comparative indices: the S&P 500 Index and the S&P Midcap 400. The portfolio's performance was led by strong gains in industrials and defensive income holdings, with Dana Incorporated, Maple Leaf Foods, and AT&T contributing meaningfully on improving margins and stable cash flows. Energy infrastructure names such as Kinder Morgan and Enterprise Products Partners also added steady income-driven returns. Offsetting these gains were declines in XPLR Infrastructure and QVC Group Preferred, which were pressured by higher interest rates and project delays.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class I	S&P 500 Index	S&P Midcap 400
9/15	10,000	10,000	10,000
9/16	11,451	11,543	11,533
9/17	12,379	13,691	13,554
9/18	11,822	16,143	15,480
9/19	11,077	16,829	15,094
9/20	10,729	19,379	14,768
9/21	15,687	25,193	21,219
9/22	13,950	21,295	17,983
9/23	14,923	25,899	20,772
9/24	18,340	35,314	26,337
9/25	18,934	41,529	27,951

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class I	3.24%	12.03%	6.59%
S&P 500 Index	17.60%	16.47%	15.30%
S&P Midcap 400	6.13%	13.61%	10.82%

Fund Statistics

  Total Net Assets$47,889,616
  Number of Portfolio Holdings36
  Portfolio Turnover Rate35%
  Management Fees$271,403

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GWSIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.9%
Franklin BSP Realty Trust Inc.	8.7%
Energy Transfer LP	8.2%
Enterprise Products Partners LP	8.2%
AT&T Inc.	7.8%
Blackstone Mortgage Trust Inc.	5.2%
Maple Leaf Foods Inc.	4.3%
Kinder Morgan Inc.	4.1%
Dana Inc.	4.1%
Kimbell Royalty Partners LP	4.0%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
Preferred Stocks	7.0%
U.S. Government Obligations	0.5%
Exchange Traded Call Options WrittenFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)	0.7%
Footnote	Description
Footnote*	Amount represents less than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	30.6%
Real Estate Investment Trusts	25.9%
Telecommunications	11.0%
Financial Services	9.7%
Food and Beverage	5.3%
Health Care	4.6%
Automotive: Parts and Accessories	4.1%
Diversified Industrial	2.8%
Other Industry sectors	5.3%
Other Assets and Liabilities (Net)	0.7%

The Gabelli Focused Growth and Income Fund

Annual Shareholder Report - September 30, 2025

Class I - GWSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GWSIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSIX-25-ATSR

The Gabelli Focused Growth and Income Fund

Class A - GWSAX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at https://gabelli.com/ticker/GWSAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class A	$127	1.25%

How did the Fund perform?

During the fiscal year ended September 30, 2025, the Gabelli Focused Growth and Income Fund underperformed its comparative indices: the S&P 500 Index and the S&P Midcap 400. The portfolio's performance was led by strong gains in industrials and defensive income holdings, with Dana Incorporated, Maple Leaf Foods, and AT&T contributing meaningfully on improving margins and stable cash flows. Energy infrastructure names such as Kinder Morgan and Enterprise Products Partners also added steady income-driven returns. Offsetting these gains were declines in XPLR Infrastructure and QVC Group Preferred, which were pressured by higher interest rates and project delays.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class A	The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	S&P 500 Index	S&P Midcap 400
9/15	10,000	10,000	10,000	10,000
9/16	11,419	10,763	11,543	11,533
9/17	12,318	11,610	13,691	13,554
9/18	11,727	11,052	16,143	15,480
9/19	10,964	10,333	16,829	15,094
9/20	10,594	9,985	19,379	14,768
9/21	15,343	14,461	25,193	21,219
9/22	13,520	12,742	21,295	17,983
9/23	14,402	13,574	25,899	20,772
9/24	17,620	16,607	35,314	26,337
9/25	18,104	17,063	41,529	27,951

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class A	2.75%	11.32%	6.12%
The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	(3.16)%	10.01%	5.49%
S&P 500 Index	17.60%	16.47%	15.30%
S&P Midcap 400	6.13%	13.61%	10.82%

Fund Statistics

  Total Net Assets$47,889,616
  Number of Portfolio Holdings36
  Portfolio Turnover Rate35%
  Management Fees$271,403

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GWSAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.9%
Franklin BSP Realty Trust Inc.	8.7%
Energy Transfer LP	8.2%
Enterprise Products Partners LP	8.2%
AT&T Inc.	7.8%
Blackstone Mortgage Trust Inc.	5.2%
Maple Leaf Foods Inc.	4.3%
Kinder Morgan Inc.	4.1%
Dana Inc.	4.1%
Kimbell Royalty Partners LP	4.0%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
Preferred Stocks	7.0%
U.S. Government Obligations	0.5%
Exchange Traded Call Options WrittenFootnote Reference*	(0.0)%
Other Assets and Liabilities (Net)	0.7%
Footnote	Description
Footnote*	Amount represents less than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	30.6%
Real Estate Investment Trusts	25.9%
Telecommunications	11.0%
Financial Services	9.7%
Food and Beverage	5.3%
Health Care	4.6%
Automotive: Parts and Accessories	4.1%
Diversified Industrial	2.8%
Other Industry sectors	5.3%
Other Assets and Liabilities (Net)	0.7%

The Gabelli Focused Growth and Income Fund

Annual Shareholder Report - September 30, 2025

Class A - GWSAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GWSAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSAX-25-ATSR

The Gabelli Small Cap Growth Fund

Class AAA - GABSX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at https://gabelli.com/ticker/GABSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class AAA	$142	1.38%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Small Cap Growth Fund underperformed its broad-based index, the Russell 2000 Index, but outperformed its comparative indices: the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Average. Performance was volatile in the first half of the year due to market conditions and Fed messaging. The second half rebounded led by earnings, lower rate expectations and improved trade sentiment. Top contributors to the Fund for the year included Mueller Industries, Inc., Crane Company and GATX Corporation. Detractors included Brown-Forman Corporation and Nissin Foods Holdings Co., Ltd.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class AAA	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/15	10,000	10,000	10,000	10,000
9/16	11,426	11,547	11,812	11,466
9/17	13,889	13,942	14,298	13,779
9/18	14,890	16,067	17,027	15,701
9/19	14,038	14,638	15,436	14,726
9/20	13,747	14,695	14,157	13,576
9/21	19,542	21,702	22,316	20,884
9/22	16,206	16,602	18,114	17,118
9/23	19,885	18,085	19,940	19,184
9/24	25,302	22,924	25,097	24,119
9/25	26,666	25,391	26,010	25,378

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class AAA	5.39%	14.17%	10.31%
Russell 2000 Index	10.76%	11.56%	9.77%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
Lipper Small-Cap Core Funds Average	5.22%	13.33%	9.76%

Fund Statistics

  Total Net Assets$1,851,056,905
  Number of Portfolio Holdings441
  Portfolio Turnover Rate1%
  Management Fees$17,339,087

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.4%
AMETEK Inc.	3.8%
Mueller Industries Inc.	3.8%
Crane Co.	3.3%
GATX Corp.	2.9%
Lennar Corp.	2.0%
Graco Inc.	1.9%
The Gorman-Rupp Co.	1.8%
Modine Manufacturing Co.	1.6%
United Rentals Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	2.9%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.6%
Diversified Industrial	12.5%
Retail	6.5%
Financial Services	6.3%
Automotive: Parts and Accessories	5.8%
Building and Construction	4.5%
Food and Beverage	4.0%
Transportation	3.0%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Small Cap Growth Fund

Annual Shareholder Report - September 30, 2025

Class AAA - GABSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABSX-25-ATSR

The Gabelli Small Cap Growth Fund

Class C - GCCSX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at https://gabelli.com/ticker/GCCSX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class C	$218	2.13%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Small Cap Growth Fund underperformed its broad-based index, the Russell 2000 Index, but outperformed its comparative indices: the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Average. Performance was volatile in the first half of the year due to market conditions and Fed messaging. The second half rebounded led by earnings, lower rate expectations and improved trade sentiment. Top contributors to the Fund for the year included Mueller Industries, Inc., Crane Company and GATX Corporation. Detractors included Brown-Forman Corporation and Nissin Foods Holdings Co., Ltd.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class C	The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/15	10,000	10,000	10,000	10,000	10,000
9/16	11,341	11,241	11,547	11,812	11,466
9/17	13,683	13,450	13,942	14,298	13,779
9/18	14,560	14,178	16,067	17,027	15,701
9/19	13,623	13,132	14,638	15,436	14,726
9/20	13,241	12,636	14,695	14,157	13,576
9/21	18,683	17,704	21,702	22,316	20,884
9/22	15,377	14,425	16,602	18,114	17,118
9/23	18,727	17,424	18,085	19,940	19,184
9/24	23,651	21,831	22,924	25,097	24,119
9/25	24,744	22,622	25,391	26,010	25,378

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class C	4.62%	13.32%	9.48%
The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	3.62%	13.32%	9.48%
Russell 2000 Index	10.76%	11.56%	9.77%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
Lipper Small-Cap Core Funds Average	5.22%	13.33%	9.76%

Fund Statistics

  Total Net Assets$1,851,056,905
  Number of Portfolio Holdings441
  Portfolio Turnover Rate1%
  Management Fees$17,339,087

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCCSX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.4%
AMETEK Inc.	3.8%
Mueller Industries Inc.	3.8%
Crane Co.	3.3%
GATX Corp.	2.9%
Lennar Corp.	2.0%
Graco Inc.	1.9%
The Gorman-Rupp Co.	1.8%
Modine Manufacturing Co.	1.6%
United Rentals Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	2.9%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.6%
Diversified Industrial	12.5%
Retail	6.5%
Financial Services	6.3%
Automotive: Parts and Accessories	5.8%
Building and Construction	4.5%
Food and Beverage	4.0%
Transportation	3.0%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Small Cap Growth Fund

Annual Shareholder Report - September 30, 2025

Class C - GCCSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCCSX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCCSX-25-ATSR

The Gabelli Small Cap Growth Fund

Class I - GACIX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at https://gabelli.com/ticker/GACIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class I	$116	1.13%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Small Cap Growth Fund underperformed its broad-based index, the Russell 2000 Index, but outperformed its comparative indices: the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Average. Performance was volatile in the first half of the year due to market conditions and Fed messaging. The second half rebounded led by earnings, lower rate expectations and improved trade sentiment. Top contributors to the Fund for the year included Mueller Industries, Inc., Crane Company and GATX Corporation. Detractors included Brown-Forman Corporation and Nissin Foods Holdings Co., Ltd.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class I	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/15	10,000	10,000	10,000	10,000
9/16	11,456	11,547	11,812	11,466
9/17	13,958	13,942	14,298	13,779
9/18	15,004	16,067	17,027	15,701
9/19	14,179	14,638	15,436	14,726
9/20	13,920	14,695	14,157	13,576
9/21	19,838	21,702	22,316	20,884
9/22	16,488	16,602	18,114	17,118
9/23	20,285	18,085	19,940	19,184
9/24	25,879	22,924	25,097	24,119
9/25	27,341	25,391	26,010	25,378

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class I	5.65%	14.45%	10.58%
Russell 2000 Index	10.76%	11.56%	9.77%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
Lipper Small-Cap Core Funds Average	5.22%	13.33%	9.76%

Fund Statistics

  Total Net Assets$1,851,056,905
  Number of Portfolio Holdings441
  Portfolio Turnover Rate1%
  Management Fees$17,339,087

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GACIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.4%
AMETEK Inc.	3.8%
Mueller Industries Inc.	3.8%
Crane Co.	3.3%
GATX Corp.	2.9%
Lennar Corp.	2.0%
Graco Inc.	1.9%
The Gorman-Rupp Co.	1.8%
Modine Manufacturing Co.	1.6%
United Rentals Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	2.9%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.6%
Diversified Industrial	12.5%
Retail	6.5%
Financial Services	6.3%
Automotive: Parts and Accessories	5.8%
Building and Construction	4.5%
Food and Beverage	4.0%
Transportation	3.0%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Small Cap Growth Fund

Annual Shareholder Report - September 30, 2025

Class I - GACIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GACIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GACIX-25-ATSR

The Gabelli Small Cap Growth Fund

Class A - GCASX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at https://gabelli.com/ticker/GCASX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class A	$142	1.38%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Small Cap Growth Fund underperformed its broad-based index, the Russell 2000 Index, but outperformed its comparative indices: the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Average. Performance was volatile in the first half of the year due to market conditions and Fed messaging. The second half rebounded led by earnings, lower rate expectations and improved trade sentiment. Top contributors to the Fund for the year included Mueller Industries, Inc., Crane Company and GATX Corporation. Detractors included Brown-Forman Corporation and Nissin Foods Holdings Co., Ltd.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class A	The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/15	10,000	10,000	10,000	10,000	10,000
9/16	11,426	10,769	11,547	11,812	11,466
9/17	13,889	13,090	13,942	14,298	13,779
9/18	14,890	14,034	16,067	17,027	15,701
9/19	14,037	13,230	14,638	15,436	14,726
9/20	13,745	12,954	14,695	14,157	13,576
9/21	19,541	18,418	21,702	22,316	20,884
9/22	16,203	15,271	16,602	18,114	17,118
9/23	19,884	18,740	18,085	19,940	19,184
9/24	25,300	23,845	22,924	25,097	24,119
9/25	26,666	25,132	25,391	26,010	25,378

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class A	5.40%	14.17%	10.30%
The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	(0.66)%	12.83%	9.65%
Russell 2000 Index	10.76%	11.56%	9.77%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
Lipper Small-Cap Core Funds Average	5.22%	13.33%	9.76%

Fund Statistics

  Total Net Assets$1,851,056,905
  Number of Portfolio Holdings441
  Portfolio Turnover Rate1%
  Management Fees$17,339,087

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCASX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.4%
AMETEK Inc.	3.8%
Mueller Industries Inc.	3.8%
Crane Co.	3.3%
GATX Corp.	2.9%
Lennar Corp.	2.0%
Graco Inc.	1.9%
The Gorman-Rupp Co.	1.8%
Modine Manufacturing Co.	1.6%
United Rentals Inc.	1.6%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	2.9%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.6%
Diversified Industrial	12.5%
Retail	6.5%
Financial Services	6.3%
Automotive: Parts and Accessories	5.8%
Building and Construction	4.5%
Food and Beverage	4.0%
Transportation	3.0%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Small Cap Growth Fund

Annual Shareholder Report - September 30, 2025

Class A - GCASX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCASX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCASX-25-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined in Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $120,400 in 2024 and $123,800 in 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2024 and $0 in 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,000 in 2024 and $22,000 in 2025. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $2,050 in 2024 and $832 in 2025. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $60,650 in 2024 and $60,450 in 2025.

(h)	The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Equity Income Fund

Annual Report — September 30, 2025

To Our Shareholders,

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Equity Income Fund was 10.5% compared with a total return of 17.6% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2025:

The Gabelli Equity Income Fund

Financial Services	18.1%
Food and Beverage	13.0%
Diversified Industrial	7.1%
Equipment and Supplies	7.0%
Retail	4.6%
Automotive: Parts and Accessories	4.3%
Telecommunications	4.3%
Health Care	4.0%
Energy and Utilities: Oil	3.8%
Business Services	3.6%
Machinery	3.4%
Energy and Utilities: Natural Gas	3.4%
Metals and Mining	3.3%
Transportation	3.0%
Computer Software and Services	3.0%
Electronics	2.9%
Computer Hardware	2.0%
Building and Construction	1.9%
Consumer Products	1.3%
Specialty Chemicals	0.9%
Energy and Utilities: Integrated	0.8%
Entertainment	0.8%
Automotive	0.7%
Energy and Utilities: Services	0.7%
Aerospace	0.7%
Agriculture	0.4%
Environmental Services	0.4%
Energy and Utilities: Electric	0.3%
Real Estate Investment Trusts	0.3%
Broadcasting	0.3%
Wireless Communications	0.2%
Communications Equipment	0.2%
Energy and Utilities: Water	0.2%
Hotels and Gaming	0.2%
Consumer Services	0.2%
Publishing	0.0%*
Cable and Satellite	0.0%*
Other Assets and Liabilities (Net)	(1.3)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Equity Income Fund

Schedule of Investments — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 101.3%
	Aerospace — 0.7%
1,500	Ducommun Inc.†	$86,430	$144,195
1,200	Hexcel Corp.	69,831	75,240
2,000	Lockheed Martin Corp.	47,350	998,420
5,000	Rockwell Automation Inc.	150,211	1,747,650
		353,822	2,965,505
	Agriculture — 0.4%
24,400	Archer-Daniels-Midland Co.	628,931	1,457,656
10,000	The Mosaic Co.	155,338	346,800
		784,269	1,804,456
	Automotive — 0.7%
2,000	Daimler Truck Holding AG	71,022	82,230
20,000	Iveco Group NV	175,902	430,994
14,500	PACCAR Inc.	370,272	1,425,640
40,000	Traton SE	730,344	1,281,123
		1,347,540	3,219,987
	Automotive: Parts and Accessories — 4.3%
33,000	Dana Inc.	481,304	661,320
134,500	Genuine Parts Co.	5,914,444	18,641,700
		6,395,748	19,303,020
	Broadcasting — 0.3%
24,700	Sinclair Inc.	378,329	372,970
48,000	TEGNA Inc.	765,267	975,840
		1,143,596	1,348,810
	Building and Construction — 1.9%
20,000	Carrier Global Corp.	232,283	1,194,000
5,000	Everus Construction Group Inc.†	184,528	428,750
30,500	Fortune Brands Innovations Inc.	256,015	1,628,395
9,800	Herc Holdings Inc.	283,318	1,143,268
33,200	Johnson Controls International plc	682,232	3,650,340
7,000	Knife River Corp.†	253,902	538,090
		1,892,278	8,582,843
	Business Services — 3.6%
5,500	Automatic Data Processing Inc.	282,151	1,614,250
11,500	Mastercard Inc., Cl. A	113,302	6,541,315
2,400	MSC Industrial Direct Co. Inc., Cl. A	165,490	221,136
29,200	Pentair plc	549,425	3,234,192
10,000	S&P Global Inc.	440,246	4,867,100
		1,550,614	16,477,993
	Cable and Satellite — 0.0%
1,200	EchoStar Corp., Cl. A†	15,176	91,632
Shares		Cost	Market Value
	Communications Equipment — 0.2%
12,000	Corning Inc.	$134,325	$984,360

	Computer Hardware — 2.0%
16,000	Apple Inc.	292,962	4,074,080
17,500	International Business Machines Corp.	1,340,522	4,937,800
		1,633,484	9,011,880
	Computer Software and Services — 3.0%
76,000	Hewlett Packard Enterprise Co.	423,938	1,866,560
22,300	Microsoft Corp.	623,062	11,550,285
		1,047,000	13,416,845
	Consumer Products — 1.3%
14,000	Edgewell Personal Care Co.	368,648	285,040
35,500	Energizer Holdings Inc.	633,352	883,595
25,000	Essity AB, Cl. A	383,569	653,254
1,800	National Presto Industries Inc.	136,679	201,870
30,200	Reckitt Benckiser Group plc	893,144	2,322,422
4,200	The Scotts Miracle-Gro Co.	211,394	239,190
21,200	Unilever plc, ADR	413,597	1,256,736
		3,040,383	5,842,107
	Consumer Services — 0.2%
1,400	Allegion plc	17,122	248,290
7,700	Rollins Inc.	7,655	452,298
		24,777	700,588
	Diversified Industrial — 7.1%
1,500	AMETEK Inc.	217,655	282,000
53,500	Crane Co.	986,476	9,851,490
300	Eaton Corp. plc	11,088	112,275
500	Honeywell International Inc.	10,720	105,250
8,400	Ingersoll Rand Inc.	45,056	694,008
43,500	ITT Inc.	870,612	7,776,060
2,700	Jardine Matheson Holdings Ltd.	112,853	170,100
2,000	Modine Manufacturing Co.†	51,794	284,320
10,000	Myers Industries Inc.	151,483	169,400
16,000	nVent Electric plc	172,656	1,578,240
20,000	Svenska Cellulosa AB SCA,Cl. A	83,897	264,701
97,000	Textron Inc.	861,670	8,195,530
116,000	Toray Industries Inc.	770,774	741,487
3,200	Trane Technologies plc	66,949	1,350,272
20,000	Trinity Industries Inc.	298,494	560,800
		4,712,177	32,135,933
	Electronics — 2.9%
32,500	Sony Group Corp.	133,432	935,981
140,000	Sony Group Corp., ADR	778,132	4,030,600
29,000	TE Connectivity plc	894,162	6,366,370

See accompanying notes to financial statements.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
9,200	Texas Instruments Inc.	$135,240	$1,690,316
		1,940,966	13,023,267
	Energy and Utilities: Electric — 0.3%
5,000	Korea Electric Power Corp., ADR	46,679	65,250
13,500	Portland General Electric Co.	586,781	594,000
63,000	The AES Corp.	291,918	829,080
		925,378	1,488,330
	Energy and Utilities: Integrated — 0.8%
48,000	Energy Transfer LP	0	823,680
21,000	Eni SpA	220,487	366,522
800	Iberdrola SA, ADR	12,064	60,848
56,500	OGE Energy Corp.	754,077	2,614,255
		986,628	3,865,305
	Energy and Utilities: Natural Gas — 3.4%
110,000	National Fuel Gas Co.	4,997,183	10,160,700
11,500	ONE Gas Inc.	48,202	930,810
53,500	ONEOK Inc.	0	3,903,895
4,000	Southwest Gas Holdings Inc.	231,682	313,360
		5,277,067	15,308,765
	Energy and Utilities: Oil — 3.8%
14,800	APA Corp.	427,346	359,344
74,000	Chevron Corp.	3,265,348	11,491,460
4,000	ConocoPhillips	73,319	378,360
6,800	Devon Energy Corp.	69,081	238,408
9,000	Exxon Mobil Corp.	252,738	1,014,750
15,300	Marathon Petroleum Corp.	191,051	2,948,922
13,000	TotalEnergies SE, ADR	222,755	775,970
1,506	Vitesse Energy Inc.	10,427	34,984
		4,512,065	17,242,198
	Energy and Utilities: Services — 0.7%
92,000	Halliburton Co.	1,767,095	2,263,200
20,000	MDU Resources Group Inc.	216,881	356,200
10,500	Schlumberger NV	262,598	360,885
		2,246,574	2,980,285
	Energy and Utilities: Water — 0.2%
3,600	Essential Utilities Inc.	26,544	143,640
21,000	Severn Trent plc	552,900	730,926
		579,444	874,566
	Entertainment — 0.8%
20,000	Atlanta Braves Holdings Inc., Cl. A†	598,398	909,400
14,200	Atlanta Braves Holdings Inc., Cl. C†	522,512	590,578
Shares		Cost	Market Value
100,000	Grupo Televisa SAB, ADR	$269,371	$269,000
2,500	Madison Square Garden Entertainment Corp.†	35,353	113,100
4,400	Madison Square Garden Sports Corp.†	692,423	998,800
31,250	Ollamani SAB†	68,682	93,681
10,000	Sphere Entertainment Co.†	188,767	621,200
		2,375,506	3,595,759
	Environmental Services — 0.4%
7,000	Republic Services Inc.	267,710	1,606,360
1,300	Veralto Corp.	12,014	138,593
		279,724	1,744,953
	Equipment and Supplies — 7.0%
3,600	A.O. Smith Corp.	9,592	264,276
12,200	Danaher Corp.	316,555	2,418,772
134,000	Flowserve Corp.	1,718,818	7,120,760
40,000	Graco Inc.	699,765	3,398,400
18,000	Minerals Technologies Inc.	784,926	1,118,160
99,000	Mueller Industries Inc.	881,605	10,009,890
9,600	Parker-Hannifin Corp.	523,598	7,278,240
200	Watts Water Technologies Inc., Cl. A	40,495	55,856
		4,975,354	31,664,354
	Financial Services — 18.1%
20,000	AllianceBernstein Holding LP	31,810	764,400
8,000	American Express Co.	121,636	2,657,280
14,200	Ameris Bancorp	142,296	1,041,002
5,195	Banco Santander Chile, ADR	29,250	137,667
8,800	Bank of America Corp.	63,649	453,992
11,000	BNP Paribas SA	451,579	998,682
1,800	EXOR NV	178,716	175,826
87,500	Interactive Brokers Group Inc., Cl. A	327,162	6,020,875
6,000	Jefferies Financial Group Inc.	116,286	392,520
5,000	JPMorgan Chase & Co., CDI	97,028	1,577,150
41,500	Julius Baer Group Ltd.	1,317,564	2,865,197
52,500	Loews Corp.	1,959,631	5,270,475
6,200	M&T Bank Corp.	524,915	1,225,244
9,000	Marsh & McLennan Companies Inc.	232,466	1,813,770
3,000	Morgan Stanley	234,150	476,880
3,000	Popular Inc.	46,446	381,030
37,000	SLM Corp.	174,886	1,024,160
32,500	Sony Financial Group Inc.†	5,434	36,042
28,000	Sony Financial Group Inc., ADR†	19,788	155,120
109,500	State Street Corp.	4,994,045	12,703,095
6,300	T. Rowe Price Group Inc.	157,957	646,632

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
240,000	The Bank of New York Mellon Corp.	$5,786,670	$26,150,400
10,000	The Goldman Sachs Group Inc.	1,291,830	7,963,500
8,500	The PNC Financial Services Group Inc.	526,983	1,707,905
2,500	UBS Group AG	61,066	102,098
51,500	Valley National Bancorp	321,875	545,900
2,000	Webster Financial Corp.	38,287	118,880
55,000	Wells Fargo & Co.	1,434,063	4,610,100
		20,687,468	82,015,822
	Food and Beverage — 13.0%
1,000	Anheuser-Busch InBev SA/NV	15,876	59,642
178,000	Brown-Forman Corp., Cl. A	3,076,052	4,789,980
18,700	Coca-Cola Europacific Partners plc	420,750	1,690,667
9,700	Coca-Cola Femsa SAB de CV, ADR	332,657	806,070
1,000	Constellation Brands Inc., Cl. A	12,403	134,670
25,000	Danone SA	865,990	2,176,689
40,000	Davide Campari-Milano NV	175,755	252,186
49,200	Diageo plc, ADR	3,024,102	4,695,156
73,400	Fomento Economico Mexicano SAB de CV, ADR	1,790,435	7,239,442
1,000	General Mills Inc.	26,640	50,420
1,420,000	Grupo Bimbo SAB de CV, Cl. A	1,144,437	5,044,650
90,000	Heineken NV	4,311,930	7,018,236
132,000	ITO EN Ltd.	2,344,495	3,107,090
4,000	McCormick & Co. Inc.	137,120	266,880
30,500	McCormick & Co. Inc., Non-Voting	661,676	2,040,755
18,000	Mondelēz International Inc., Cl. A	324,253	1,124,460
30,500	Nestlé SA	627,215	2,799,617
158,000	Nissin Foods Holdings Co. Ltd.	1,610,890	2,976,556
21,500	PepsiCo Inc.	1,392,107	3,019,460
23,300	Pernod Ricard SA	2,253,423	2,285,267
31,200	Remy Cointreau SA	1,660,939	1,684,264
30,000	Sapporo Holdings Ltd.	664,276	1,499,340
1,000	The Boston Beer Co. Inc., Cl. A†	281,321	211,420
37,000	The Campbell’s Company	1,192,243	1,168,460
7,000	The Coca-Cola Co.	145,880	464,240
1,000	The Hershey Co.	36,300	187,050
Shares		Cost	Market Value
44,500	The Kraft Heinz Co.	$1,249,902	$1,158,780
64,000	Yakult Honsha Co. Ltd.	799,840	1,043,622
		30,578,907	58,995,069
	Health Care — 4.0%
4,200	Abbott Laboratories	129,857	562,548
3,000	AbbVie Inc.	74,560	694,620
3,000	Alcon AG	100,034	223,530
75,000	Baxter International Inc.	1,657,103	1,707,750
4,400	Bio-Rad Laboratories Inc., Cl. A†	432,651	1,233,716
85,500	Bristol-Myers Squibb Co.	2,057,231	3,856,050
69,000	Demant A/S†	667,858	2,389,695
5,960	GSK plc, ADR	250,595	257,233
4,000	Haleon plc, ADR	27,891	35,880
30,200	Henry Schein Inc.†	434,328	2,004,374
16,000	Merck & Co. Inc.	283,402	1,342,880
10,000	Novartis AG, ADR	462,049	1,282,400
9,500	Perrigo Co. plc	297,423	211,565
21,500	Pfizer Inc.	358,792	547,820
41,700	Roche Holding AG, ADR	767,249	1,743,477
2,100	Zimmer Biomet Holdings Inc.	165,475	206,850
2,000	Zimvie Inc.†	16,275	37,880
		8,182,773	18,338,268
	Hotels and Gaming — 0.2%
11,500	MGM Resorts International†	138,744	398,590
3,000	Wynn Resorts Ltd.	203,684	384,810
		342,428	783,400
	Machinery — 3.4%
6,000	Caterpillar Inc.	35,181	2,862,900
39,000	CNH Industrial NV	430,251	423,150
24,700	Deere & Co.	741,721	11,294,322
1,000	Otis Worldwide Corp.	60,383	91,430
5,500	Xylem Inc.	187,459	811,250
		1,454,995	15,483,052
	Metals and Mining — 3.3%
90,000	Freeport-McMoRan Inc.	1,462,997	3,529,800
136,000	Newmont Corp.	3,207,852	11,466,160
		4,670,849	14,995,960
	Publishing — 0.0%
3,000	Value Line Inc.	41,976	117,240

	Real Estate Investment Trusts — 0.3%
58,000	Weyerhaeuser Co.	878,950	1,437,820

	Retail — 4.6%
12,200	Cie Financiere Richemont SA, Cl. A	411,267	2,323,372
71,200	Copart Inc.†	156,989	3,201,864
5,000	Costco Wholesale Corp.	225,415	4,628,150

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
50,000	CVS Health Corp.	$1,690,359	$3,769,500
44,000	Ingles Markets Inc., Cl. A	683,866	3,060,640
183,000	Seven & i Holdings Co. Ltd.	1,837,718	2,463,759
2,500	The Home Depot Inc.	69,558	1,012,975
2,700	Walmart Inc.	39,006	278,262
		5,114,178	20,738,522
	Specialty Chemicals — 0.9%
2,500	Albemarle Corp.	25,238	202,700
2,500	Ashland Inc.	58,813	119,775
2,200	FMC Corp.	57,788	73,986
32,200	H.B. Fuller Co.	664,315	1,908,816
1,800	NewMarket Corp.	6,947	1,490,778
600	Quaker Chemical Corp.	6,478	79,050
		819,579	3,875,105
	Telecommunications — 4.3%
99,000	BCE Inc.	1,868,068	2,315,610
182,000	Deutsche Telekom AG, ADR	2,417,531	6,215,300
72,000	Liberty Global Ltd., Cl. A†	738,824	825,120
14,000	Orange SA, ADR	160,021	227,220
4,200	Sunrise Communications AG, Cl. A	169,906	248,080
70,000	Telefonica SA, ADR	293,673	355,600
126,000	Telephone and Data Systems Inc.	1,216,602	4,944,240
94,000	TELUS Corp.	713,431	1,482,380
Shares		Cost	Market Value
61,000	Verizon Communications Inc.	$1,938,200	$2,680,950
		9,516,256	19,294,500
	Transportation — 3.0%
79,000	GATX Corp.	2,529,784	13,809,200

	Wireless Communications — 0.2%
4,000	Array Digital Infrastructure Inc.	92,571	200,040
55,000	BT Group plc, Cl. A	143,684	141,393
22,000	Telesat Corp.†	187,713	583,000
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	91,562	120,400
		515,530	1,044,833
	TOTAL COMMON STOCKS	133,507,568	458,602,532

	TOTAL INVESTMENTS — 101.3%	$133,507,568	458,602,532

	Other Assets and Liabilities (Net) — (1.3)%		(5,744,017)

	NET ASSETS — 100.0%		$452,858,515

†	Non-income producing security.

ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

September 30, 2025

Assets:
Investments, at value (cost $133,507,568)	$458,602,532
Cash	3,544
Foreign currency, at value (cost $28,406)	28,431
Receivable for Fund shares sold	2,080,042
Dividends receivable	1,110,400
Prepaid expenses	94,307
Total Assets	461,919,256
Liabilities:
Line of credit payable	8,344,000
Payable for Fund shares redeemed	141,477
Payable for investment advisory fees	379,478
Payable for distribution fees	71,147
Payable for accounting fees	7,500
Other accrued expenses	117,139
Total Liabilities	9,060,741
Net Assets (applicable to 77,701,583 shares outstanding)	$452,858,515

Net Assets Consist of:
Paid-in capital	$132,345,911
Total distributable earnings	320,512,604
Net Assets	$452,858,515

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($175,526,451 ÷ 32,124,584 shares outstanding; 150,000,000 shares authorized)	$5.46
Class A:
Net Asset Value and redemption price per share ($122,608,229 ÷ 23,019,167 shares outstanding; 50,000,000 shares authorized)	$5.33
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.66
Class C:
Net Asset Value and offering price per share ($10,555,439 ÷ 1,579,953 shares outstanding; 50,000,000 shares authorized)	$6.68	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($144,168,396 ÷ 20,977,879 shares outstanding; 50,000,000 shares authorized)	$6.87

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $259,948)	$9,451,894
Interest	40,813
Total Investment Income	9,492,707
Expenses:
Investment advisory fees	4,532,220
Distribution fees - Class AAA	443,425
Distribution fees - Class A	300,641
Distribution fees - Class C	110,764
Shareholder services fees	263,420
Shareholder communications expenses	120,323
Legal and audit fees	70,265
Custodian fees	48,348
Registration expenses	46,511
Accounting fees	45,000
Interest expense	29,988
Directors’ fees	27,761
Miscellaneous expenses	67,509
Total Expenses	6,106,175
Less:
Expenses paid indirectly by broker (See Note 6)	(9,275)
Net Expenses	6,096,900
Net Investment Income	3,395,807

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	46,170,635
Net realized gain on foreign currency transactions	23,671
Net realized gain on investments and foreign currency transactions	46,194,306
Net change in unrealized appreciation/depreciation:
on investments	(4,352,627)
on foreign currency translations	(1,750)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,354,377)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	41,839,929
Net Increase in Net Assets Resulting from Operations	$45,235,736

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$3,395,807	$4,002,372
Net realized gain on investments and foreign currency transactions	46,194,306	61,358,709
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,354,377)	23,948,561
Net Increase in Net Assets Resulting from Operations	45,235,736	89,309,642

Distributions to Shareholders:
Accumulated earnings
Class AAA	(20,704,800)	(28,668,097)
Class A	(14,454,523)	(16,654,021)
Class C	(991,093)	(640,197)
Class C1*	—	(5,137,841)
Class I	(13,835,718)	(14,166,260)
	(49,986,134)	(65,266,416)
Return of capital
Class AAA	(29,060,143)	(28,340,476)
Class A	(20,469,975)	(17,923,631)
Class C	(1,744,169)	(1,672,009)
Class C1*	—	(245,797)
Class I	(22,338,521)	(21,363,202)
	(73,612,808)	(69,545,115)
Total Distributions to Shareholders	(123,598,942)	(134,811,531)

Capital Share Transactions:
Class AAA	14,591,475	(14,758,999)
Class A	23,211,490	19,806,469
Class C	58,068	12,897,516
Class C1*	—	(17,669,929)
Class I	9,664,134	31,455,787
Net Increase in Net Assets from Capital Share Transactions	47,525,167	31,730,844

Redemption Fees	1,227	257

Net Decrease in Net Assets	(30,836,812)	(13,770,788)

Net Assets:
Beginning of year	483,695,327	497,466,115
End of year	$452,858,515	$483,695,327

*	On May 29, 2024, Class C1 Shares converted into Class C Shares. See Note 8.

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(c)(d)	Portfolio Turnover Rate
Class AAA
2025	$6.59	$0.04		$0.56	$0.60	$(0.05)	$(0.67)	$(1.01)	$(1.73)	$0.00	$5.46	10.48%	$175,527	0.69%	1.41%	0	%(e)
2024	7.29	0.06		1.25	1.31	(0.06)	(0.90)	(1.05)	(2.01)	0.00	6.59	19.64	193,593	0.77	1.43	1
2023	8.09	0.08		0.91	0.99	(0.08)	(0.67)	(1.04)	(1.79)	0.00	7.29	11.92	227,248	0.89	1.43	5
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56	1.42	1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64	1.42	1
Class A
2025	$6.45	$0.04		$0.55	$0.59	$(0.05)	$(0.67)	$(0.99)	$(1.71)	$0.00	$5.33	10.64%	$122,608	0.69%	1.41%	0	%(e)
2024	7.16	0.06		1.22	1.28	(0.06)	(0.89)	(1.04)	(1.99)	0.00	6.45	19.52	121,992	0.77	1.43	1
2023	7.96	0.07		0.91	0.98	(0.08)	(0.67)	(1.03)	(1.78)	0.00	7.16	11.94	114,513	0.90	1.43	5
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57	1.42	1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65	1.42	1
Class C
2025	$7.87	$(0.00	)(b)	$0.67	$0.67	$—	$(0.67)	$(1.19)	$(1.86)	$0.00	$6.68	9.73%	$10,556	(0.06)%	2.16%	0	%(e)
2024	8.58	0.01		1.49	1.50	(0.01)	(0.83)	(1.37)	(2.21)	0.00	7.87	19.18	12,226	0.10	2.18	1
2023(f)	9.52	0.01		0.16	0.17	(0.07)	(0.55)	(0.49)	(1.11)	0.00	8.58	1.67	608	0.24	2.29	5
Class C1*
2023	$3.41	$0.00	(b)	$0.42	$0.42	$(0.07)	$(0.67)	$(0.60)	$(1.34)	$0.00	$2.49	11.34%	$21,071	0.13%	2.18%	5%
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)	2.17	1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)	2.17	1
Class I
2025	$7.99	$0.07		$0.70	$0.77	$(0.07)	$(0.67)	$(1.15)	$(1.89)	$0.00	$6.87	10.81%	$144,168	0.94%	1.16%	0	%(e)
2024	8.61	0.09		1.51	1.60	(0.08)	(0.88)	(1.26)	(2.22)	0.00	7.99	19.85	155,884	1.01	1.18	1
2023	9.36	0.12		1.04	1.16	(0.09)	(0.67)	(1.15)	(1.91)	0.00	8.61	12.19	134,026	1.14	1.18	5
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81	1.17	1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89	1.17	1

*	On May 29, 2024, Class C1 Shares converted into Class C Shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	For the fiscal years ended September 30, 2024, 2023, 2022, and 2021. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been, 1.42%, 1.42%, 1.41%, and 1.41%, (Class AAA and Class A), 2.17%, 2.16%, 2.16%, and 2.17%, (Class C1), 1.17%, 1.17%, 1.16%, and 1.16%, (Class I), and 2.17%, and 2.29% (Class C), respectively. For the fiscal year ended September 30, 2025 there was no material impact to the expense ratios.
(e)	Amount represents less than 0.5%.
(f)	Class C commenced on June 1, 2023.

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Notes to Financial Statements

1. Organization. The Gabelli Equity Income Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with

10

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 09/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Financial Services	$81,860,702	$155,120	$82,015,822
Other Industries (a)	376,586,710	—	376,586,710
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$458,447,412	$155,120	$458,602,532

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A

11

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2025, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to reversal of prior year Real Estate Investment Trust distributions to capital gain and non-deductible expense. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2025, reclassifications were made to decrease paid-in capital by $17,818, with an offsetting adjustment to total distributable earnings.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Distributions paid from:
Ordinary income	$3,900,899	$4,497,175
Net long term capital gains	46,085,235	60,769,241
Return of capital	73,612,808	69,545,115
Total distributions paid	$123,598,942	$134,811,531

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$320,512,604
Total	$320,512,604

At September 30, 2025, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes, tax basis adjustments on investments in partnerships, and tax basis adjustments on investments with corporate action.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$138,115,091	$330,356,789	$(9,844,185)	$320,512,604

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2025, other than short term securities and U.S. Government obligations, aggregated $1,886,217 and $67,328,062, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Fund paid $7,249 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $152,895 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $9,275.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal year ended September 30, 2025, the Fund accrued $45,000 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

in “Interest expense” in the Statement of Operations. At September 30, 2025, there was $8,344,000 borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 132 days of borrowings during the fiscal year ended September 30, 2025 was $1,383,303 with a weighted average interest rate of 5.72%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2025 was $8,344,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. On March 13, 2023, Class C shares were renamed Class C1 shares, and effective March 15 through May 30, 2023, the Fund temporarily reopened its Class C1 shares to purchases by new investors. After May 30, 2023, neither new nor existing shareholders may purchase additional C1 shares. Class C shares were issued beginning May 30, 2023. These changes have no effect on existing Class C1 shareholders’ ability to redeem these shares. Class AAA and Class I shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. On May 29, 2024 shareholders owning Class C1 shares had their Class C1 shares converted to Class C shares of the fund equal to the aggregate value of each shareholder’s Class C1 shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,825,814	$11,150,941	1,510,162	$11,079,749
Shares issued upon reinvestment of distributions	8,330,858	48,639,904	7,937,941	55,430,150
Shares redeemed	(7,406,096)	(45,199,370)	(11,225,929)	(81,268,898)
Net increase/(decrease)	2,750,576	$14,591,475	(1,777,826)	$(14,758,999)

Class A
Shares sold	5,330,665	$31,739,421	4,808,239	$34,911,262
Shares issued upon reinvestment of distributions	5,945,061	33,849,687	4,886,202	33,335,255
Shares redeemed	(7,166,284)	(42,377,618)	(6,780,523)	(48,440,048)
Net increase	4,109,442	$23,211,490	2,913,918	$19,806,469

Class C
Shares sold	226,136	$1,649,430	236,296	$2,092,438
Shares issued upon reinvestment of distributions	386,428	2,733,088	285,263	2,310,279
Shares redeemed	(585,770)	(4,324,450)	(506,929)	(4,387,777)
Shares issued from conversion	—	—	1,467,665	12,882,576
Net increase	26,794	$58,068	1,482,295	$12,897,516

Class C1*
Shares sold	—	—	35,904	$81,023
Shares issued upon reinvestment of distributions	—	—	2,347,461	5,258,223
Shares redeemed	—	—	(4,503,878)	(10,126,599)
Shares converted and exchanged	—	—	(6,350,620)	(12,882,576)
Net decrease	—	—	(8,471,133)	$(17,669,929)

Class I
Shares sold	3,191,765	$24,103,994	6,454,026	$55,775,646
Shares issued upon reinvestment of distributions	4,552,765	32,918,104	3,879,962	32,236,852
Shares redeemed	(6,271,801)	(47,357,964)	(6,393,684)	(56,556,711)
Net increase	1,472,729	$9,664,134	3,940,304	$31,455,787

*	On May 29, 2024, Class C1 shares converted into Class C shares.

ReFlow Fund LLC. The Funds may participate in the ReFlow Fund, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

The Gabelli Equity Income Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Equity Income Fund

and the Board of Directors of Gabelli Equity Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Equity Income Fund (the “Fund”) (one of the funds constituting Gabelli Equity Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Gabelli Equity Series Funds, Inc.) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 26, 2025

19

The Gabelli Equity Income Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

20

THE GABELLI EQUITY INCOME FUND

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.05, $0.05, and $0.07 for each of Class AAA, Class A, and Class I, respectively, and long term capital gains totaling $46,085,235, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2025, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.36% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q325AR

GABELLI
FUNDS

THE GABELLI EQUITY INCOME FUND

Annual Report
September 30, 2025

The Gabelli Small Cap Growth Fund

Annual Report — September 30, 2025

To Our Shareholders,

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Small Cap Growth Fund (the Fund) was 5.4% compared with a total return of 3.6% for the Standard & Poor’s (S&P) SmallCap 600 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2025:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	19.6%
Diversified Industrial	12.5%
Retail	6.5%
Financial Services	6.3%
Automotive: Parts and Accessories	5.8%
Building and Construction	4.5%
Food and Beverage	4.0%
Transportation	3.0%
Real Estate	3.0%
Business Services	2.9%
Entertainment	2.9%
U.S. Government Obligations	2.9%
Health Care	2.7%
Electronics	2.6%
Machinery	2.2%
Energy and Utilities	2.1%
Hotels and Gaming	2.0%
Aviation: Parts and Services	1.9%
Specialty Chemicals	1.8%
Manufactured Housing and Recreational Vehicles	1.8%
Broadcasting	1.5%
Consumer Products	1.4%
Computer Software and Services	1.3%
Telecommunications	0.9%
Consumer Services	0.8%
Environmental Services	0.7%
Automotive	0.7%
Publishing	0.4%
Cable	0.3%
Home Furnishings	0.2%
Communications Equipment	0.2%
Aerospace & Defence	0.2%
Metals and Mining	0.2%
Food and Staples Retailing	0.1%
Wireless Communications	0.1%
Closed-End Funds	0.1%
Agriculture	0.1%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 97.0%
	Aerospace & Defence — 0.2%
31,000	Allient Inc.	$685,447	$1,387,250
2,500	Embraer SA, ADR	68,200	151,125
58,000	Innovative Solutions and Support Inc.†	243,681	724,420
7,000	Kratos Defense & Security Solutions Inc.†	109,611	639,590
4,000	Redwire Corp.†	35,589	35,960
11,200	Spirit AeroSystems Holdings Inc., Cl. A†	345,892	432,320
		1,488,420	3,370,665
	Agriculture — 0.1%
10,000	Cadiz Inc.†	67,958	47,200
60,600	Limoneira Co.	1,014,733	899,910
		1,082,691	947,110
	Automotive — 0.7%
25,500	Blue Bird Corp.†	519,189	1,467,525
94,022	China Automotive Systems Inc.†	443,798	442,843
500,000	Iveco Group NV	2,296,171	10,774,844
		3,259,158	12,685,212
	Automotive: Parts and Accessories — 5.6%
147,500	BorgWarner Inc.	609,138	6,484,100
832,000	Brembo NV	1,536,648	8,776,634
75,000	Commercial Vehicle Group Inc.†	522,571	127,500
1,020,000	Dana Inc.	7,280,477	20,440,800
100,000	Garrett Motion Inc.	833,494	1,362,000
213,000	Modine Manufacturing Co.†	1,228,074	30,280,080
90,000	Monro Inc.	1,896,068	1,617,300
64,500	O’Reilly Automotive Inc.†	92,532	6,953,745
29,000	Phinia Inc.	80,435	1,666,920
45,000	Puradyn Filter Technologies Inc.†(a)	11,732	5
187,000	Standard Motor Products Inc.	1,567,144	7,633,340
247,000	Strattec Security Corp.†(b)	4,690,980	16,810,820
18,400	Thor Industries Inc.	170,396	1,907,896
		20,519,689	104,061,140
	Aviation: Parts and Services — 1.9%
20,000	AAR Corp.†	230,415	1,793,400
9,500	Astronics Corp.†	13,628	433,295
25,000	Astronics Corp., Cl. B†	67,271	1,139,250
56,000	Ducommun Inc.†	1,465,310	5,383,280
87,500	Moog Inc., Cl. A	921,508	18,171,125
18,212	Moog Inc., Cl. B	660,459	3,679,279
18,500	Woodward Inc.	132,727	4,675,135
		3,491,318	35,274,764
Shares		Cost	Market Value
	Broadcasting — 1.5%
4,000	Beasley Broadcast Group Inc., Cl. A†	$54,060	$21,600
10,000	Cogeco Communications Inc.	340,851	459,582
24,000	Cogeco Inc.	632,315	1,042,811
165,000	Corus Entertainment Inc., Cl. B†	182,859	10,670
35,500	Fox Corp., Cl. A	1,467,105	2,238,630
5,800	Fox Corp., Cl. B	183,617	332,282
2,400	GCI Liberty Inc., Cl. A†	4,779	90,132
2,000	GCI Liberty Inc., Cl. C†	3,456	74,540
25,000	Gray Media Inc.	73,674	144,500
71,700	Gray Media Inc., Cl. A	377,715	695,490
650,000	Grupo Televisa SAB, ADR	1,847,864	1,748,500
100,000	ITV plc	114,913	107,525
13,000	Liberty Broadband Corp., Cl. A†	73,034	823,290
11,000	Liberty Broadband Corp., Cl. C†	53,793	698,940
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	64,270	1,904,400
27,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	88,133	2,820,150
22,000	Nexstar Media Group Inc.	1,349,700	4,350,280
100,000	Salem Media Group Inc.†	0	83,348
133,000	Sirius XM Holdings Inc.	798,697	3,095,575
95,000	Sphere Entertainment Co.†	1,063,999	5,901,400
35,000	TEGNA Inc.	555,184	711,550
42,000	Townsquare Media Inc., Cl. A	395,737	282,240
		9,725,755	27,637,435
	Building and Construction — 4.5%
72,200	Arcosa Inc.	849,394	6,765,862
200,000	Armstrong Flooring Inc.†	26,720	20
6,500	D.R. Horton Inc.	58,614	1,101,555
31,500	Gibraltar Industries Inc.†	703,058	1,978,200
162,500	Herc Holdings Inc.	5,235,657	18,957,250
37,500	KB Home	273,655	2,386,500
3,000	Legacy Housing Corp.†	38,432	82,530
316,200	Lennar Corp., Cl. B	6,971,759	37,940,838
2,000	Meritage Homes Corp.	15,039	144,860
1,050	NVR Inc.†	699,994	8,436,393
21,600	PulteGroup Inc.	86,444	2,854,008
417	The Monarch Cement Co.	62,832	97,507
70,500	Titan Machinery Inc.†	1,154,359	1,180,170
5,200	Toll Brothers Inc.	77,265	718,328
		16,253,222	82,644,021
	Business Services — 2.9%
13,000	ACCO Brands Corp.	60,332	51,870
345,000	ALSOK Co. Ltd.	799,632	2,603,510

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
1,400,000	Clear Channel Outdoor Holdings Inc.†	$2,043,553	$2,212,000
57,000	Element Solutions Inc.	507,576	1,434,690
22,900	Keweenaw Land Association Ltd.†	505,517	870,200
34,500	Live Nation Entertainment Inc.†	290,068	5,637,300
40,000	Loomis AB	402,123	1,706,322
86,500	Madison Square Garden Entertainment Corp.†	882,452	3,913,260
12,500	McGrath RentCorp.	318,332	1,466,250
80,000	Ranpak Holdings Corp.†	542,994	449,600
18,400	RB Global Inc.	272,516	1,993,824
340,000	S4 Capital plc	181,521	102,656
20,000	Sealed Air Corp.	587,044	707,000
35,000	The Interpublic Group of Companies Inc.	113,056	976,850
25,000	TransAct Technologies Inc.†	115,198	135,500
1,605,000	Trans-Lux Corp.†(a)(b)	1,576,479	401,250
31,300	United Rentals Inc.	189,370	29,880,858
		9,387,763	54,542,940
	Cable — 0.3%
56,000	AMC Networks Inc., Cl. A†	45,125	461,440
56,000	EchoStar Corp., Cl. A†	791,936	4,276,160
180,000	WideOpenWest Inc.†	1,095,454	928,800
		1,932,515	5,666,400
	Communications Equipment — 0.2%
6,500	CommScope Holding Co. Inc.†	94,549	100,620
141,000	Telesat Corp.†	1,615,408	3,736,500
		1,709,957	3,837,120
	Computer Software and Services — 1.3%
350,000	Alithya Group Inc., Cl. A†	1,020,860	441,000
10,700	MKS Inc.	183,876	1,324,339
18,000	Rockwell Automation Inc.	402,394	6,291,540
30,000	Stratasys Ltd.†	218,183	336,000
30,100	Tyler Technologies Inc.†	59,830	15,747,116
		1,885,143	24,139,995
	Consumer Products — 1.4%
190,000	1-800-Flowers.com Inc., Cl. A†	1,609,627	874,000
67,000	Brunswick Corp.	1,342,085	4,237,080
32,000	Chofu Seisakusho Co. Ltd.	461,495	418,271
39,000	Church & Dwight Co. Inc.	66,381	3,417,570
5,000	Edgewell Personal Care Co.	136,000	101,800
75,000	Energizer Holdings Inc.	1,936,296	1,866,750
2,000	Harley-Davidson Inc.	4,713	55,800
Shares		Cost	Market Value
3,300	Kobayashi Pharmaceutical Co. Ltd.	$131,389	$119,785
3,000	LCI Industries	49,588	279,450
216,000	Marine Products Corp.	133,661	1,915,920
7,000	National Presto Industries Inc.	390,588	785,050
250,000	Sally Beauty Holdings Inc.†	1,679,878	4,070,000
210,000	Samick Musical Instruments Co. Ltd.	279,549	188,739
3,700	Shimano Inc.	414,540	415,322
9,500	Steven Madden Ltd.	19,995	318,060
17,800	The Scotts Miracle-Gro Co.	678,013	1,013,710
9,500	WD-40 Co.	248,399	1,877,200
120,000	Wolverine World Wide Inc.	781,633	3,292,800
		10,363,830	25,247,307
	Consumer Services — 0.8%
2,625	Angi Inc.†	2,017	42,682
53,000	Bowlin Travel Centers Inc.†	53,947	238,500
5,000	IAC Inc.†	9,702	170,350
179,500	OPENLANE Inc.†	891,262	5,166,010
156,500	Rollins Inc.	137,174	9,192,810
		1,094,102	14,810,352
	Diversified Industrial — 12.5%
10,000	Acuity Inc.	94,378	3,443,900
51,000	Albany International Corp., Cl. A	1,009,644	2,718,300
205,000	Ampco-Pittsburgh Corp.†	934,187	469,450
30,000	Arq Inc.†	172,329	214,800
79,000	Burnham Holdings Inc., Cl. A	1,271,945	1,957,225
332,000	Crane Co.	4,304,196	61,134,480
127,500	Crane NXT Co.	646,444	8,551,425
94,000	Distribution Solutions Group Inc.†	608,409	2,827,520
5,000	Enerpac Tool Group Corp.	127,850	205,000
41,000	Enpro Inc.	1,833,026	9,266,000
103,500	Greif Inc., Cl. A	1,839,821	6,185,160
93,500	Greif Inc., Cl. B	4,205,680	5,760,535
172,900	Griffon Corp.	1,415,848	13,166,335
30,700	Hyster-Yale Inc.	1,067,754	1,131,602
14,000	INNOVATE Corp.†	152,578	68,460
6,000	JSP Corp.	97,961	78,750
114,000	L.B. Foster Co., Cl. A†	1,587,505	3,072,300
36,500	Lincoln Electric Holdings Inc.	927,545	8,607,795
30,000	Lindsay Corp.	585,623	4,216,800
44,000	Matthews International Corp., Cl. A	1,103,225	1,068,320
965,500	Myers Industries Inc.	13,302,975	16,355,570
137,200	Oil-Dri Corp. of America	465,107	8,374,688
29,000	Olin Corp.	565,061	724,710

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
326,000	Park-Ohio Holdings Corp.	$3,038,402	$6,924,240
12,500	Pentair plc	296,897	1,384,500
13,400	Roper Technologies Inc.	251,725	6,682,446
53,200	Sonoco Products Co.	1,529,361	2,292,388
46,400	Standex International Corp.	1,167,310	9,832,160
84,500	Steel Partners Holdings LP†	1,113,551	3,570,970
13,000	T. Hasegawa Co. Ltd.	236,726	256,247
7,000	Terex Corp.	166,670	359,100
331,500	Textron Inc.	2,000,007	28,008,435
710,000	Tredegar Corp.†	7,051,025	5,701,300
215,500	Trinity Industries Inc.	2,432,364	6,042,620
		57,603,129	230,653,531
	Electronics — 2.6%
101,300	Badger Meter Inc.	1,228,072	18,090,154
63,900	Bel Fuse Inc., Cl. A	902,803	7,434,765
388,500	CTS Corp.	3,176,855	15,516,690
58,000	Daktronics Inc.†	424,446	1,213,360
120,000	Gentex Corp.	1,305,089	3,396,000
20,000	IMAX Corp.†	158,565	655,000
20,000	Napco Security Technologies Inc.	512,802	859,000
30,000	Renesas Electronics Corp.	194,117	346,080
59,000	Stoneridge Inc.†	282,600	449,580
		8,185,349	47,960,629
	Energy and Utilities — 2.1%
32,000	APA Corp.	765,019	776,960
9,800	Chesapeake Utilities Corp.	127,440	1,319,962
35,000	CMS Energy Corp.	67,088	2,564,100
20,000	Consolidated Water Co. Ltd.	233,823	705,600
35,100	Diamondback Energy Inc.	1,730,067	5,022,810
74,000	Energy Recovery Inc.†	316,427	1,141,080
8,000	H2O America	107,086	389,600
20,000	Hawaiian Electric Industries Inc.†	241,120	220,800
108,000	Innovex International Inc.†	2,464,879	2,002,320
30,000	Landis+Gyr Group AG	1,819,435	2,419,446
19,000	Marathon Petroleum Corp.	90,379	3,662,060
3,500	Middlesex Water Co.	54,166	189,420
73,000	Northwest Natural Holding Co.	2,826,254	3,279,890
21,500	Northwestern Energy Group Inc.	582,609	1,260,115
9,100	Otter Tail Corp.	178,375	745,927
43,000	RGC Resources Inc.	816,897	964,920
1,680,000	RPC Inc.	681,607	7,996,800
27,500	Southwest Gas Holdings Inc.	360,592	2,154,350
5,400	Spire Inc.	212,444	440,208
31,000	The York Water Co.	433,596	943,020
Shares		Cost	Market Value
50,000	Vestas Wind Systems A/S	$84,272	$942,113
52,000	XPLR Infrastructure LP	922,499	528,840
		15,116,074	39,670,341
	Entertainment — 2.9%
170,000	Atlanta Braves Holdings Inc., Cl. A†	4,421,113	7,729,900
242,000	Atlanta Braves Holdings Inc., Cl. C†	4,631,452	10,064,780
100,000	Inspired Entertainment Inc.†	735,339	938,000
16,856	Liberty Media Corp.-Liberty Live, Cl. A†	54,885	1,589,521
9,768	Liberty Media Corp.-Liberty Live, Cl. C†	65,382	947,203
575,000	Lionsgate Studios Corp.†	4,622,888	3,967,500
36,500	Madison Square Garden Sports Corp.†	669,572	8,285,500
120,000	Manchester United plc, Cl. A†	1,759,785	1,816,800
300,000	Ollamani SAB†	601,599	899,337
260,000	Sinclair Inc.	3,096,437	3,926,000
42,000	Starz Entertainment Corp.†	481,786	618,660
7,800	Take-Two Interactive Software Inc.†	58,796	2,015,208
3,500	The Walt Disney Co.	20,071	400,750
43,300	TKO Group Holdings Inc.	455,871	8,744,868
35,000	Universal Entertainment Corp.†	210,518	230,990
104,000	Warner Bros Discovery Inc.†	922,964	2,031,120
		22,808,458	54,206,137
	Environmental Services — 0.7%
57,000	Republic Services Inc.	514,900	13,080,360

	Equipment and Supplies — 19.6%
17,200	A.O. Smith Corp.	35,260	1,262,652
376,800	AMETEK Inc.	641,159	70,838,400
45,000	Ardagh Metal Packaging SA	160,536	179,550
54,500	AZZ Inc.	1,892,055	5,947,585
9,200	Chart Industries Inc.†	301,823	1,841,380
307,500	Core Molding Technologies Inc.†	574,436	6,319,125
89,500	Crown Holdings Inc.	360,423	8,644,805
2,025	Danaher Corp.	11,649	401,476
100,000	Donaldson Co. Inc.	575,113	8,185,000
38,200	Entegris Inc.	162,834	3,531,972
159,500	Federal Signal Corp.	829,735	18,978,905
235,500	Flowserve Corp.	1,359,041	12,514,470
150,000	Franklin Electric Co. Inc.	584,884	14,280,000
405,000	Graco Inc.	2,091,297	34,408,800
30,500	IDEX Corp.	111,758	4,964,180
125,000	Interpump Group SpA	547,330	5,720,559

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
6,200	Littelfuse Inc.	$48,864	$1,605,862
110,000	Maezawa Kyuso Industries Co. Ltd.	359,609	1,108,294
65,000	Minerals Technologies Inc.	2,808,132	4,037,800
6,000	MSA Safety Inc.	179,592	1,032,420
699,500	Mueller Industries Inc.	7,974,361	70,726,445
228,200	Mueller Water Products Inc., Cl. A	1,373,605	5,823,664
3,500	Teleflex Inc.	53,317	428,260
161,500	Tennant Co.	2,658,583	13,091,190
725,000	The Gorman-Rupp Co.	10,903,010	33,647,250
82,500	The Greenbrier Companies Inc.	834,359	3,809,025
50,500	The Manitowoc Co. Inc.†	499,591	505,505
50,000	The Middleby Corp.†	533,815	6,646,500
36,000	The Timken Co.	1,219,448	2,706,480
30,000	The Toro Co.	524,020	2,286,000
4,600	Valmont Industries Inc.	40,599	1,783,558
7,800	Watsco Inc., Cl. B	23,398	3,279,432
40,200	Watts Water Technologies Inc., Cl. A	762,908	11,227,056
36,000	Xerox Holdings Corp.	284,120	135,360
		41,320,664	361,898,960
	Financial Services — 6.3%
5,500	Ameris Bancorp	36,033	403,205
44,200	Atlantic Union Bankshares Corp.	1,526,107	1,559,818
2,000	Capital City Bank Group Inc.	66,887	83,580
12,300	Capitol Federal Financial Inc.	118,692	78,105
20,800	Crazy Woman Creek Bancorp Inc.	318,236	613,600
38,000	Eagle Bancorp Inc.	1,017,680	768,360
325,000	Energy Transfer LP	0	5,577,000
208	Farmers & Merchants Bank of Long Beach	1,221,114	1,485,120
295,000	Flushing Financial Corp.	4,599,740	4,073,950
66,000	FNB Corp.	659,922	1,063,260
370,000	GAM Holding AG†	153,776	68,790
25,000	Hanover Bancorp Inc.	525,000	561,250
2,000	HomeTrust Bancshares Inc.	68,879	81,880
270,000	Hope Bancorp Inc.	2,987,671	2,907,900
410,000	Huntington Bancshares Inc.	3,921,829	7,080,700
627,000	KKR & Co. Inc.	2,406,485	81,478,650
78,000	Medallion Financial Corp.	347,410	787,800
11,000	PROG Holdings Inc.	95,921	355,960
11,500	Southern First Bancshares Inc.†	425,553	507,380
47,000	Synovus Financial Corp.	1,218,657	2,306,760
16,000	TFS Financial Corp.	234,831	210,800
Shares		Cost	Market Value
14,500	Thomasville Bancshares Inc.	$550,193	$1,281,800
2,000	USCB Financial Holdings Inc.	28,887	34,900
221,000	Valley National Bancorp	1,381,250	2,342,600
34,308	Value Line Inc.	425,084	1,340,756
10,000	Waterloo Investment Holdings Ltd.†(a)	1,373	5,000
130,000	Wright Investors’ Service Holdings Inc.†	82,906	27,950
		24,420,116	117,086,874
	Food and Beverage — 4.0%
423,000	Arca Continental SAB de CV	759,513	4,442,845
12,500	BellRing Brands Inc.†	12,803	454,375
74,000	Brown-Forman Corp., Cl. A	396,865	1,991,340
40,000	Bull-Dog Sauce Co. Ltd.	95,622	546,911
82,000	China Tontine Wines Group Ltd.†	85,944	4,531
264,000	Crimson Wine Group Ltd.†	2,305,099	1,368,418
218,000	Denny’s Corp.†	724,584	1,140,140
500,000	Dynasty Fine Wines Group Ltd.	74,726	18,633
100,000	Farmer Brothers Co.†	592,275	171,000
400,000	Flowers Foods Inc.	950,682	5,220,000
114,000	ITO EN Ltd.	2,136,608	2,683,396
92,000	Iwatsuka Confectionery Co. Ltd.	1,584,932	1,940,968
22,500	J & J Snack Foods Corp.	488,379	2,162,025
23,000	John B Sanfilippo & Son Inc.	1,729,501	1,478,440
90,000	Kameda Seika Co. Ltd.	3,323,338	2,513,439
1,200,000	Kikkoman Corp.	1,630,295	10,183,589
90,000	Krispy Kreme Inc.	453,848	348,300
596,000	Maple Leaf Foods Inc.	10,295,520	15,421,398
12,000	MEIJI Holdings Co. Ltd.	117,526	248,788
8,000	MGP Ingredients Inc.	6,395	193,520
124,000	Morinaga Milk Industry Co. Ltd.	1,182,249	2,904,527
10,000	National Beverage Corp.†	437,081	369,200
130,500	Nissin Foods Holdings Co. Ltd.	1,444,598	2,458,485
12,000	Post Holdings Inc.†	33,079	1,289,760
100,000	Premier Foods plc	219,577	258,221
60,000	Rock Field Co. Ltd.	402,002	594,786
3,500	The Boston Beer Co. Inc., Cl. A†	598,838	739,970
48,000	The Hain Celestial Group Inc.†	481,358	75,840
55,000	The J.M. Smucker Co.	1,260,858	5,973,000
625,000	Tingyi (Cayman Islands) Holding Corp.	1,326,207	836,873

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
33,500	Tootsie Roll Industries Inc.	$253,731	$1,404,320
370,000	Vina Concha y Toro SA	676,677	405,625
950,000	Vitasoy International Holdings Ltd.	542,729	1,030,333
20,000	Willamette Valley Vineyards Inc.†	73,225	72,800
205,000	Yakult Honsha Co. Ltd.	2,470,225	3,342,851
		39,166,889	74,288,647
	Food and Staples Retailing — 0.1%
65,000	United Natural Foods Inc.†	877,687	2,445,300

	Health Care — 2.7%
1,400	Align Technology Inc.†	9,766	175,308
6,700	Bio-Rad Laboratories Inc., Cl. A†	283,604	1,878,613
12,500	Bruker Corp.	95,311	406,125
600	Chemed Corp.	8,238	268,644
21,000	CONMED Corp.	429,146	987,630
50,000	Dexcom Inc.†	68,464	3,364,500
28,500	Electromed Inc.†	401,381	699,675
18,000	Evolent Health Inc., Cl. A†	188,909	152,280
212,000	Globus Medical Inc., Cl. A†	5,404,739	12,141,240
26,500	GRAIL Inc.†	450,111	1,566,945
70,000	Henry Schein Inc.†	480,305	4,645,900
27,700	ICU Medical Inc.†	872,208	3,322,892
32,700	Masimo Corp.†	783,065	4,824,885
152,000	Neogen Corp.†	1,136,722	867,920
14,000	NeoGenomics Inc.†	150,854	108,080
30,000	Neuronetics Inc.†	81,297	81,900
170,000	OPKO Health Inc.†	393,670	263,500
140,000	Orthofix Medical Inc.†	2,701,625	2,049,600
70,500	QuidelOrtho Corp.†	312,578	2,076,225
18,000	Seikagaku Corp.	192,991	80,820
22,000	STERIS plc	959,546	5,443,680
19,000	Straumann Holding AG	170,618	2,026,380
3,000	Stryker Corp.	142,188	1,109,010
20,300	SurModics Inc.†	402,508	606,767
500	Teladoc Health Inc.†	5,103	3,865
400	The Cooper Companies Inc.†	3,627	27,424
38,000	United-Guardian Inc.	332,419	296,400
60,000	Zimvie Inc.†	839,757	1,136,400
		17,300,750	50,612,608
	Home Furnishings — 0.2%
161,500	Bassett Furniture Industries Inc.	1,528,689	2,525,860
5,000	Ethan Allen Interiors Inc.	116,387	147,300
48,800	La-Z-Boy Inc.	739,016	1,674,816
		2,384,092	4,347,976
Shares		Cost	Market Value
	Hotels and Gaming — 2.0%
36,000	Boyd Gaming Corp.	$150,302	$3,112,200
189,500	Canterbury Park Holding Corp.	1,941,233	3,066,110
129,800	Churchill Downs Inc.	510,567	12,591,898
120,000	Formosa International Hotels Corp.	775,629	783,516
533,500	Full House Resorts Inc.†	1,559,776	1,712,535
745,000	Genting Singapore Ltd.	682,856	424,493
134,000	Golden Entertainment Inc.	2,198,187	3,159,720
2,250,000	Mandarin Oriental International Ltd.	2,913,165	5,287,500
3,000	Penn Entertainment Inc.†	13,028	57,780
2,500,000	The Hongkong & Shanghai Hotels Ltd.†	2,476,225	1,876,137
160,000	The Marcus Corp.	1,763,202	2,481,600
13,300	Wynn Resorts Ltd.	23,676	1,705,991
		15,007,846	36,259,480
	Machinery — 2.2%
51,500	Aebi Schmidt Holding AG	235,774	642,205
345,000	Astec Industries Inc.	11,923,829	16,604,850
1,400,000	CNH Industrial NV	3,561,149	15,190,000
100,000	Kennametal Inc.	1,912,660	2,093,000
4,300	Nordson Corp.	70,415	975,885
156,000	The Eastern Co.	3,035,808	3,659,760
150,500	Twin Disc Inc.	1,673,799	2,097,970
		22,413,434	41,263,670
	Manufactured Housing and Recreational Vehicles — 1.8%
39,500	Cavco Industries Inc.†	755,890	22,938,835
73,700	Champion Homes Inc.†	416,203	5,628,469
74,908	Nobility Homes Inc.	918,130	2,247,240
58,500	Winnebago Industries Inc.	802,049	1,956,240
		2,892,272	32,770,784
	Metals and Mining — 0.2%
45,000	Ivanhoe Mines Ltd., Cl. A†	117,784	477,258
95,000	Kinross Gold Corp.	412,123	2,360,750
		529,907	2,838,008
	Publishing — 0.4%
2,700	Graham Holdings Co., Cl. B	1,295,342	3,178,737
4,500	John Wiley & Sons Inc., Cl. B	17,438	181,552
54,000	Lee Enterprises Inc.†	542,932	293,760
34,000	News Corp., Cl. A	48,038	1,044,140
761,200	The E.W. Scripps Co., Cl. A†	3,794,200	1,872,552
		5,697,950	6,570,741
	Real Estate — 3.0%
83,500	Capital Properties Inc., Cl. A	980,167	931,025
48,000	Gaming and Leisure Properties Inc., REIT	358,332	2,237,280

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
19,007	Gyrodyne LLC†	$304,565	$190,260
17,500	Lamar Advertising Co., Cl. A, REIT	115,463	2,142,350
136,200	Millrose Properties Inc., REIT	292,531	4,577,682
89,200	Morguard Corp.	1,130,471	7,391,993
30,867	Outfront Media Inc., REIT	489,952	565,483
38,000	Reading International Inc., Cl. A†	144,464	55,860
7,000	Reading International Inc., Cl. B†	104,635	78,190
234,000	Ryman Hospitality Properties Inc., REIT	3,622,466	20,964,060
25,000	Seritage Growth Properties, Cl. A†	224,005	106,250
134,000	Tejon Ranch Co.†	2,911,047	2,141,320
294,000	The St. Joe Co.	4,327,787	14,547,120
250,000	Trinity Place Holdings Inc.†	103,685	11,625
80,000	Trinity Place Holdings Inc., New York†(a)	0	0
		15,109,570	55,940,498
	Retail — 6.5%
38,000	Advance Auto Parts Inc.	1,492,353	2,333,200
25,000	Arko Corp.	140,933	114,250
98,500	AutoNation Inc.†	1,534,648	21,548,845
190,000	Big 5 Sporting Goods Corp.†	825,575	273,600
1,070	Biglari Holdings Inc., Cl. A†	713,331	1,653,150
294,000	Copart Inc.†	615,636	13,221,180
146,000	Hertz Global Holdings Inc.†	1,000,148	992,800
196,600	Ingles Markets Inc., Cl. A	2,494,375	13,675,496
53,500	Lands’ End Inc.†	584,018	754,350
70,000	Movado Group Inc.	1,036,083	1,327,900
155,200	Nathan’s Famous Inc.	177,353	17,186,848
65,000	Penske Automotive Group Inc.	945,192	11,304,150
80,000	Pets at Home Group plc	137,119	220,348
474,200	Rush Enterprises Inc., Cl. B	2,231,850	27,228,564
21,900	Salvatore Ferragamo SpA†	275,037	137,558
14,000	The Cheesecake Factory Inc.	246,714	764,960
106,000	Tractor Supply Co.	181,673	6,028,220
47,000	Village Super Market Inc., Cl. A	1,093,078	1,755,920
450	Winmark Corp.	30,690	223,996
		15,755,806	120,745,335
	Specialty Chemicals — 1.8%
3,200	Albemarle Corp.	47,663	259,456
28,000	Ashland Inc.	210,127	1,341,480
230,000	H.B. Fuller Co.	2,399,835	13,634,400
Shares		Cost	Market Value
35,400	Hawkins Inc.	$572,913	$6,468,288
25,000	Huntsman Corp.	74,303	224,500
5,600	NewMarket Corp.	561,284	4,637,976
8,400	Quaker Chemical Corp.	128,365	1,106,700
10,000	Rogers Corp.†	802,157	804,600
22,500	Sensient Technologies Corp.	433,815	2,111,625
12,500	Takasago International Corp.	66,073	136,762
91,200	The General Chemical Group Inc.†(a)	1,186	0
114,000	Treatt plc	571,840	411,660
55,000	Valvoline Inc.†	150,694	1,975,050
		6,020,255	33,112,497
	Telecommunications — 0.9%
50,000	Borussia Dortmund GmbH & Co. KGaA	217,079	212,503
61,000	Gogo Inc.†	292,823	523,990
3,500	IDT Corp., Cl. B	11,346	183,085
190,000	Liberty Global Ltd., Cl. A†	2,057,048	2,177,400
122,000	Liberty Global Ltd., Cl. C†	1,193,859	1,433,500
70,000	Liberty Latin America Ltd., Cl. A†	539,384	580,300
86,000	Nuvera Communications Inc.†	632,704	1,083,600
82,000	Rogers Communications Inc., Cl. B	293,920	2,826,540
110,000	Shenandoah Telecommunications Co.	875,253	1,476,200
48,000	Sunrise Communications AG, Cl. A	2,069,514	2,835,199
35,500	Telephone and Data Systems Inc.	448,536	1,393,020
42,700	VEON Ltd., ADR†	946,701	2,324,161
		9,578,167	17,049,498
	Transportation — 3.0%
309,200	GATX Corp.	8,568,728	54,048,160
18,600	Irish Continental Group plc	13,660	126,220
120,000	Navigator Holdings Ltd.	1,144,035	1,858,800
		9,726,423	56,033,180
	Wireless Communications — 0.1%
48,200	Array Digital Infrastructure Inc.	1,240,802	2,410,482

	TOTAL COMMON STOCKS	415,864,103	1,796,109,997

	CLOSED-END FUNDS — 0.1%
38,500	The Central Europe, Russia, and Turkey Fund Inc.	641,987	591,360
32,229	The European Equity Fund Inc.	319,370	349,362

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	CLOSED-END FUNDS (Continued)
100,000	The New Germany Fund Inc.	$1,268,671	$1,156,000
		2,230,028	2,096,722
	TOTAL CLOSED-END FUNDS	2,230,028	2,096,722

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
79,000	Jungheinrich AG, 2.530%	539,422	2,741,689

	RIGHTS — 0.0%
	Communications Equipment — 0.0%
60,500	Pineapple Energy Inc., CVR†(a)	0	3,630

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Cable — 0.0%
$200,000	AMC Networks Inc.,
	4.250%, 02/15/29	198,395	191,500

	U.S. GOVERNMENT OBLIGATIONS — 2.9%
53,084,000	U.S. Treasury Bills,
	3.786% to 4.294%††, 10/02/25 to 04/02/26	52,805,854	52,809,109

	TOTAL INVESTMENTS — 100.2%	$471,637,802	1,853,952,647

	Other Assets and Liabilities (Net) — (0.2)		(2,895,742)

	NET ASSETS — 100.0%		$1,851,056,905

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares. See Note 10.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

September 30, 2025

Assets:
Investments, at value (cost $465,370,343)	$1,836,740,577
Investments in affiliates, at value (cost $6,267,459)	17,212,070
Cash	1,429
Foreign currency, at value (cost $99,830)	100,017
Receivable for Fund shares sold	985,786
Receivable for investments sold	189,527
Dividends and interest receivable	1,391,048
Prepaid expenses	103,650
Total Assets	1,856,724,104
Liabilities:
Payable for investments purchased	2,759,896
Payable for Fund shares redeemed	971,536
Payable for investment advisory fees	1,509,561
Payable for distribution fees	193,084
Payable for accounting fees	7,500
Other accrued expenses	225,622
Total Liabilities	5,667,199
Net Assets (applicable to 39,072,072 shares outstanding)	$1,851,056,905

Net Assets Consist of:
Paid-in capital	$426,811,905
Total distributable earnings	1,424,245,000
Net Assets	$1,851,056,905

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($717,968,319 ÷ 15,472,629 shares outstanding; 150,000,000 shares authorized)	$46.40
Class A:
Net Asset Value and redemption price per share ($139,000,660 ÷ 3,000,607 shares outstanding; 50,000,000 shares authorized)	$46.32
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$49.15
Class C:
Net Asset Value and offering price per share ($17,843,164 ÷ 525,429 shares outstanding; 50,000,000 shares authorized)	$33.96	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($976,244,762 ÷ 20,073,407 shares outstanding; 50,000,000 shares authorized)	$48.63

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended September 30, 2025

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $313,372)	$23,883,621
Dividends - affiliated	20,976
Interest	604,937
Total Investment Income	24,509,534
Expenses:
Investment advisory fees	17,462,321
Distribution fees - Class AAA	1,743,056
Distribution fees - Class A	345,663
Distribution fees - Class C	193,495
Shareholder services fees	1,409,939
Shareholder communications expenses	404,712
Custodian fees	131,570
Directors’ fees	105,828
Registration expenses	75,855
Legal and audit fees	73,979
Accounting fees	45,000
Interest expense	27,361
ReFlow service fees	1,969
Miscellaneous expenses	125,682
Total Expenses	22,146,430
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(123,234)
Expenses paid indirectly by broker (See Note 7)	(27,860)
Total Reductions	(151,094)
Net Expenses	21,995,336
Net Investment Income	2,514,198

Net Realized and Unrealized Gain/(Loss) on Investments, Redemptions In-Kind, and Foreign Currency:
Net realized gain on investments	63,538,714
Net realized gain on investments - affiliated	8,645,665
Net realized gain on in-kind transactions	1,035,460
Net realized loss on foreign currency transactions	(3,087)
Net realized gain on investments, redemption in-kind, and foreign currency transactions	73,216,752
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	19,734,994
on investments - affiliated	(1,932,783)
on foreign currency translations	21,613
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	17,823,824
Net Realized and Unrealized Gain/(Loss) on Investments, Redemptions In-Kind, and Foreign Currency	91,040,576
Net Increase in Net Assets Resulting from Operations	$93,554,774

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Operations:
Net investment income	$2,514,198	$2,433,011
Net realized gain on investments, redemptions in-kind, and foreign currency transactions	73,216,752	120,727,366
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	17,823,824	279,272,397
Net Increase in Net Assets Resulting from Operations	93,554,774	402,432,774

Distributions to Shareholders:
Accumulated earnings
Class AAA	(44,445,120)	(80,231,713)
Class A	(9,008,256)	(10,652,797)
Class C	(1,374,578)	(2,482,651)
Class I	(57,872,090)	(45,194,453)
Total Distributions to Shareholders	(112,700,044)	(138,561,614)

Capital Share Transactions:
Class AAA	(12,835,123)	(285,189,970)
Class A	(6,038,612)	7,078,402
Class C	(4,522,505)	(9,320,759)
Class I	84,079,442	269,055,155
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	60,683,202	(18,377,172)

Redemption Fees	462	1,198

Net Increase in Net Assets	41,538,394	245,495,186

Net Assets:
Beginning of year	1,809,518,511	1,564,023,325
End of year	$1,851,056,905	$1,809,518,511

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)(b)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(d)(e)(f)	Portfolio Turnover Rate
Class AAA
2025	$46.91	$0.01	$2.34	$2.35	$(0.00	)(c)	$(2.86)	$(2.86)	$0.00	$46.40	5.39%	$717,968	0.02%	1.39%	1.38%	1%
2024	40.51	0.03	10.00	10.03	(0.08)		(3.55)	(3.63)	0.00	46.91	27.24	736,555	0.06	1.38	1.37	2
2023	36.11	0.05	7.96	8.01	(0.01)		(3.60)	(3.61)	0.00	40.51	22.70	899,376	0.13	1.39	1.39	1
2022	49.61	0.02	(7.13)	(7.11)	(0.05)		(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05	1.39	1.39	1
2021	43.30	0.04	15.83	15.87	—		(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09	1.38	1.38	1
Class A
2025	$46.85	$0.01	$2.34	$2.35	$(0.03)		$(2.85)	$(2.88)	$0.00	$46.32	5.40%	$139,001	0.02%	1.39%	1.38%	1%
2024	40.46	0.02	10.00	10.02	(0.08)		(3.55)	(3.63)	0.00	46.85	27.24	147,123	0.06	1.38	1.37	2
2023	36.06	0.05	7.95	8.00	(0.00	)(c)	(3.60)	(3.60)	0.00	40.46	22.72	118,557	0.13	1.39	1.39	1
2022	49.56	0.02	(7.13)	(7.11)	(0.05)		(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04	1.39	1.39	1
2021	43.26	0.04	15.82	15.86	—		(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08	1.38	1.38	1
Class C
2025	$34.59	$(0.24)	$1.72	$1.48	$—		$(2.11)	$(2.11)	$0.00	$33.96	4.62%	$17,843	(0.74)%	2.14%	2.13%	1%
2024	30.09	(0.22)	7.41	7.19	(0.06)		(2.63)	(2.69)	0.00	34.59	26.29	23,114	(0.70)	2.13	2.12	2
2023	27.02	(0.19)	5.95	5.76	—		(2.69)	(2.69)	0.00	30.09	21.79	28,818	(0.64)	2.14	2.14	1
2022	38.86	(0.24)	(5.26)	(5.50)	—		(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)	2.14	2.14	1
2021	35.95	(0.24)	12.71	12.47	—		(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)	2.13	2.13	1
Class I
2025	$49.19	$0.13	$2.44	$2.57	$(0.14)		$(2.99)	$(3.13)	$0.00	$48.63	5.65%	$976,245	0.28%	1.14%	1.13%	1%
2024	42.36	0.13	10.49	10.62	(0.08)		(3.71)	(3.79)	0.00	49.19	27.58	902,727	0.30	1.13	1.12	2
2023	37.76	0.16	8.32	8.48	(0.11)		(3.77)	(3.88)	0.00	42.36	23.02	517,272	0.38	1.14	1.14	1
2022	51.62	0.13	(7.47)	(7.34)	(0.18)		(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29	1.14	1.14	1
2021	44.62	0.17	16.39	16.56	—		(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34	1.13	1.13	1

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all the years presented, there was no material impact to the expense ratios.
(e)	The Fund incurred interest expense for all years presented. For the fiscal years ended September 30, 2023, 2022, and 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.38%, and 1.37% (Class AAA and Class A), 2.13%, 2.13%, and 2.12% (Class C), and 1.13%, 1.13%, and 1.12% (Class I), respectively. For the fiscal years ended September 30, 2025 and 2024, there was no material impact to the expense ratios.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For all years presented, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements

1. Organization. The Gabelli Small Cap Growth Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on October 22, 1991. The Adviser currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to:

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs (a)	Level 3 Significant Unobservable Inputs (b)	Total Market Value at 09/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$104,061,135	—	$5	$104,061,140
Aviation: Parts and Services	31,595,485	$3,679,279	—	35,274,764
Building and Construction	82,644,001	20	—	82,644,021
Business Services	54,141,690	—	401,250	54,542,940
Diversified Industrial	228,696,306	1,957,225	—	230,653,531
Equipment and Supplies	358,619,528	3,279,432	—	361,898,960
Financial Services	116,440,324	641,550	5,000	117,086,874
Food and Beverage	74,284,116	4,531	—	74,288,647
Publishing	6,389,189	181,552	—	6,570,741
Real Estate	55,009,473	931,025	0	55,940,498
Specialty Chemicals	33,112,497	—	0	33,112,497
Other Industries (c)	640,035,384	—	—	640,035,384
Total Common Stocks	1,785,029,128	10,674,614	406,255	1,796,109,997
Closed-End Funds	2,096,722	—	—	2,096,722
Preferred Stocks (c)	2,741,689	—	—	2,741,689
Rights (c)	—	—	3,630	3,630
Convertible Corporate Bonds (c)	—	191,500	—	191,500
U.S. Government Obligations	—	52,809,109	—	52,809,109
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,789,867,539	$63,675,223	$409,885	$1,853,952,647

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

(a)	Per pricing procedures approved by the Board, the Level 2 common stock securities used mean of bid and asked prices as there was no trading volume on the valuation date.
(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2025, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the fiscal year ended September 30, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2025, reclassifications were made to increase paid-in capital by $5,378,213, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Year ended	Year ended
	September 30, 2025	September 30, 2024*
Distributions paid from:
Ordinary income	$2,699,848	$3,883,698
Net long term capital gains	110,000,196	142,401,412
Total distributions paid	$112,700,044	$146,285,110

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$5,615,641
Undistributed long term capital gains	58,211,802
Net unrealized appreciation on investments and foreign currency translations	1,360,417,557
Total	$1,424,245,000

At September 30, 2025, the temporary difference between book basis and tax basis net unrealized appreciation on investments was due to deferral of losses from wash sales for tax purposes, mark-to-market adjustments on investments considered passive foreign investment companies, tax basis adjustments on investments in partnerships, and tax basis adjustments on investments in real estate investment trusts.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$493,551,722	$1,409,181,176	$(48,763,619)	$1,360,417,557

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the fiscal year ended September 30, 2025, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities (L.S. Starrett Co. and Strattec Security Corp.), and the Adviser reduced its fee with respect to such securities by $123,234.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2025, other than short term securities and U.S. Government obligations, aggregated $17,616,573 and $103,967,081, respectively.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the fiscal year ended September 30, 2025, the Fund realized net gain of $1,035,460 on $1,323,643 of redemptions-in-kind, including cash of $61,232.

7. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Fund paid $21,782 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $18,972 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $27,860.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal year ended September 30, 2025, the Fund accrued $45,000 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

During the fiscal year ended September 30, 2025, the Fund engaged in purchase transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the Act and amounted to $416,795 in purchase transactions.

8. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At September 30, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 75 days of borrowings during the fiscal year ended September 30, 2025 was $2,296,293 with a weighted average interest rate of 5.58%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2025 was $5,852,000.

9. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	September 30, 2025		September 30, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,913,538	$82,979,451	1,334,397	$55,387,301
Shares issued upon reinvestment of distributions	999,381	43,613,090	2,122,481	78,001,154
Shares redeemed	(3,142,359)	(139,427,664)	(9,956,447)	(418,578,425)
Net decrease	(229,440)	$(12,835,123)	(6,499,569)	$(285,189,970)

Class A
Shares sold	286,799	$12,543,452	529,785	$22,053,755
Shares issued upon reinvestment of distributions	197,534	8,606,552	276,050	10,131,018
Shares redeemed	(623,869)	(27,188,616)	(595,857)	(25,106,371)
Net increase/(decrease)	(139,536)	$(6,038,612)	209,978	$7,078,402

Class C
Shares sold	96,693	$3,137,204	185,116	$5,795,194
Shares issued upon reinvestment of distributions	42,700	1,373,224	90,809	2,478,175
Shares redeemed	(282,152)	(9,032,933)	(565,446)	(17,594,128)
Net decrease	(142,759)	$(4,522,505)	(289,521)	$(9,320,759)

Class I
Shares sold	3,776,942	$176,170,665	7,871,168	$350,032,189
Shares issued upon reinvestment of distributions	1,224,193	55,878,125	1,152,679	44,308,968
Shares redeemed in-kind	(32,360)	(1,323,643)	—	—
Shares redeemed	(3,248,854)	(146,645,705)	(2,880,702)	(125,286,002)
Net increase	1,719,921	$84,079,442	6,143,145	$269,055,155

ReFlow Fund LLC. The Fund may participate in the ReFlow Fund LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

During the fiscal year ended September 30, 2025, the Fund utilized ReFlow. The shares ReFlow subscribed to, cash redemptions, and redemptions-in-kind were as follows:

Shares ReFlow Subscribed to	Cash redemptions	Redemptions-in-kind	Service Fees
32,360	$61,232	$1,262,411	$1,969

10. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the fiscal year ended September 30, 2025 is set forth below:

	Market Value at September 30, 2024	Purchases	Sales Proceeds	Realized Gain	Change In Unrealized Appreciation/ (Depreciation)	Market Value at September 30, 2025	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A**	$16,803,670	—	$10,468,429	$8,502,016	$(7,402,493)	—	$20,976	—
Strattec Security Corp.†	10,792,980	$11,067	369,170	143,649	6,232,295	$16,810,820	—	5.94%
Trans-Lux Corp.†	1,162,400	1,435	—	—	(762,585)	401,250	—	11.89%
Total				$8,645,665	$(1,932,783)	$17,212,070	$20,976

**	Security is no longer considered affiliated at September 30, 2025.
†	Non-income producing security.

11. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

13. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of The Gabelli Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Small Cap Growth Fund (the “Fund”) (one of the funds constituting Gabelli Equity Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Gabelli Equity Series Funds, Inc.) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 26, 2025

The Gabelli Small Cap Growth Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE GABELLI SMALL CAP GROWTH FUND

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.0035, $0.0258, and $0.1398 for each of Class AAA, Class A, and Class I, respectively, and long term capital gains totaling $110,000,196, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2025, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 2.03% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 2.01%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Small Cap Growth Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of September 30, 2025 was 2.9%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q325AR

GABELLI
FUNDS

THE GABELLI SMALL CAP GROWTH FUND

Annual Report
September 30, 2025

The Gabelli Focused Growth and Income Fund Annual Report — September 30, 2025
Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class I Share of The Gabelli Focused Growth and Income Fund (the Fund) was 3.2% compared with a total return of 6.1% for the Standard & Poor’s (S&P) Midcap 400. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2025:

The Gabelli Focused Growth and Income Fund

Long Positions
Energy and Utilities	30.6%
Real Estate Investment Trusts	25.9%
Telecommunications	11.0%
Financial Services	9.7%
Food and Beverage	5.3%
Health Care	4.6%
Automotive: Parts and Accessories	4.1%
Diversified Industrial	2.8%
Building and Construction	1.9%
Metals and Mining	1.8%
Retail	0.9%
U.S. Government Obligations	0.5%
Computer Software and Services	0.2%
Other Assets and Liabilities (Net)	0.7%
Short Positions
Call Options Written	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Focused Growth and Income Fund

Schedule of Investments — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 91.8%
	Automotive: Parts and Accessories — 4.1%
97,500	Dana Inc.	$781,505	$1,953,900

	Building and Construction — 1.9%
7,750	Herc Holdings Inc.	337,593	904,115

	Computer Software and Services — 0.2%
500	Alphabet Inc., Cl. C	14,830	121,775

	Diversified Industrial — 1.5%
80,000	Huntsman Corp.	877,121	718,400

	Energy and Utilities — 30.6%
230,000	Energy Transfer LP	1,722,836	3,946,800
125,000	Enterprise Products Partners LP	1,931,352	3,908,750
142,500	Kimbell Royalty Partners LP	2,002,939	1,922,325
70,000	Kinder Morgan Inc.	753,488	1,981,700
15,000	New Fortress Energy Inc.†	39,267	33,150
27,500	TXNM Energy Inc.	998,626	1,555,125
130,000	XPLR Infrastructure LP	1,740,664	1,322,100
		9,189,172	14,669,950
	Financial Services — 5.7%
13,500	Apollo Global Management Inc.	370,117	1,799,145
6,000	Morgan Stanley	227,560	953,760
		597,677	2,752,905
	Food and Beverage — 5.3%
80,000	Maple Leaf Foods Inc.	1,256,856	2,069,986
7,500	Mondelēz International Inc., Cl. A	306,887	468,525
		1,563,743	2,538,511
	Health Care — 4.6%
1,250	AbbVie Inc.	125,664	289,425
22,500	Option Care Health Inc.†	122,994	624,600
50,000	Pfizer Inc.	1,255,790	1,274,000
		1,504,448	2,188,025
	Metals and Mining — 1.8%
10,000	Newmont Corp.	307,781	843,100

	Real Estate Investment Trusts — 25.1%
135,000	Blackstone Mortgage Trust Inc., Cl. A	2,293,992	2,485,350
382,500	Franklin BSP Realty Trust Inc.	4,710,452	4,153,950
6,000	Simon Property Group Inc.	675,636	1,126,020
130,000	VICI Properties Inc.	2,385,536	4,239,300
		10,065,616	12,004,620
	Telecommunications — 11.0%
132,000	AT&T Inc.(a)	2,032,720	3,727,680
Shares		Cost	Market Value
102,552	ATN International Inc.	$1,744,266	$1,535,204
4,000	GCI Liberty Inc., Escrow†(b)	0	0
		3,776,986	5,262,884
	TOTAL COMMON STOCKS	29,016,472	43,958,185

	PREFERRED STOCKS — 7.0%
	Diversified Industrial — 1.3%
25,018	Steel Partners Holdings LP, Ser. A,
	6.000%, 02/07/26	490,895	620,947

	Financial Services — 4.0%
42,699	Compass Diversified Holdings, Ser. A, 7.250%	824,367	713,073
7,500	Compass Diversified Holdings, Ser. B, 7.875%	119,926	137,700
47,225	DigitalBridge Group Inc., Ser. H, 7.125%	1,014,486	1,055,479
		1,958,779	1,906,252
	Real Estate Investment Trusts — 0.8%
16,288	Chimera Investment Corp., Ser. A, 8.000%	346,826	360,453

	Retail — 0.9%
66,340	QVC Group Inc.,
	8.000%, 03/15/31	2,211,325	452,439

	TOTAL PREFERRED STOCKS	5,007,825	3,340,091

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$255,000	U.S. Treasury Bills,
	4.053% to 4.104%††, 11/28/25 to 12/04/25	253,258	253,301

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 99.3%	$34,277,555	47,551,577

	OPTIONS WRITTEN — (0.0)%
	(Premiums received $40,384)		(6,050)

	Other Assets and Liabilities (Net) — 0.7%		344,089

	NET ASSETS — 100.0%		$47,889,616

(a)	Securities, or a portion thereof, with a value of $1,976,800 were deposited with the broker as collateral for options written.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

The Gabelli Focused Growth and Income Fund

Schedule of Investments (Continued) — September 30, 2025

As of September 30, 2025, options written outstanding were as follows:

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.0)%
AT&T Inc.	550	USD	1,553,200	USD	30.00	10/17/25	$1,650
Pfizer Inc.	100	USD	254,800	USD	27.00	11/21/25	4,400
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$6,050

TOTAL OPTIONS WRITTEN							$6,050

See accompanying notes to financial statements.

4

The Gabelli Focused Growth and Income Fund

Statement of Assets and Liabilities

September 30, 2025

Assets:
Investments in securities, at value (cost $34,277,555)	$47,551,577
Foreign currency, at value (cost $11,705)	11,727
Deposit at brokers	58,074
Receivable for investments in securities sold	114,454
Receivable for Fund shares sold	2,050
Receivable from Adviser	397
Dividends receivable	289,689
Prepaid expenses	65,234
Total Assets	48,093,202
Liabilities:
Options written, at value (premiums received $40,384)	6,050
Payable to bank	54,760
Payable for investment securities purchased	46,749
Payable for Fund shares redeemed	2,747
Payable for investment advisory fees	39,939
Payable for distribution fees	6,802
Payable for legal and audit fees	28,943
Other accrued expenses	17,596
Total Liabilities	203,586
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 2,734,423 shares outstanding)	$47,889,616

Net Assets Consist of:
Paid-in capital	$35,417,771
Total distributable earnings	12,471,845
Net Assets	$47,889,616

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,648,759 ÷ 272,712 shares outstanding; 100,000,000 shares authorized)	$17.05
Class A:
Net Asset Value and redemption price per share ($22,529,132 ÷ 1,309,166 shares outstanding; 50,000,000 shares authorized)	$17.21
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.26
Class C:
Net Asset Value and offering price per share ($1,376,587 ÷ 102,806 shares outstanding; 50,000,000 shares authorized)	$13.39	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($19,335,138 ÷ 1,049,739 shares outstanding; 50,000,000 shares authorized)	$18.42

(a)	Redemption price varies based on the length of time held.
Statement of Operations

For the Year Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $17,213)	$1,676,246
Interest	34,352
Total Investment Income	1,710,598
Expenses:
Investment advisory fees	473,597
Distribution fees - Class AAA	12,154
Distribution fees - Class A	56,880
Distribution fees - Class C	16,917
Registration expenses	51,196
Shareholder communications expenses	46,264
Legal and audit fees	41,857
Shareholder services fees	20,555
Custodian fees	10,813
Directors’ fees	2,881
Interest expense	726
Miscellaneous expenses	19,410
Total Expenses	753,250
Less:
Expense reimbursements (See Note 3)	(202,194)
Net Expenses	551,056
Net Investment Income	1,159,542

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency:
Net realized gain on investments in securities	1,013,405
Net realized gain on written options	17,486
Net realized loss on foreign currency transactions	(1,365)
Net realized gain on investments in securities, written options, and foreign currency transactions	1,029,526
Net change in unrealized appreciation/depreciation:
on investments in securities	(934,864)
on written options	34,334
on foreign currency translations	84
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	(900,446)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency	129,080
Net Increase in Net Assets Resulting from Operations	$1,288,622

See accompanying notes to financial statements.

5

The Gabelli Focused Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$1,159,542	$2,127,290
Net realized gain on investments in securities, written options, and foreign currency transactions	1,029,526	18,134
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	(900,446)	6,523,664
Net Increase in Net Assets Resulting from Operations	1,288,622	8,669,088

Distributions to Shareholders:
Class AAA	(204,057)	(239,749)
Class A	(1,208,463)	(1,002,056)
Class C	(89,322)	(128,575)
Class I	(901,442)	(767,597)
Total Distributions to Shareholders	(2,403,284)	(2,137,977)

Capital Share Transactions:
Class AAA	(304,953)	(1,060,551)
Class A	1,771,864	2,053,952
Class C	(601,877)	(922,558)
Class I	1,785,826	190,803
Net Increase in Net Assets from Capital Share Transactions	2,650,860	261,646

Redemption Fees	412	—

Net Increase in Net Assets	1,536,610	6,792,757

Net Assets:
Beginning of year	46,353,006	39,560,249
End of year	$47,889,616	$46,353,006

See accompanying notes to financial statements.

6

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income(b)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025	$17.37	$0.33	$0.07	$0.40	$(0.72)	$—	$(0.72)	$0.00	(d)	$17.05	$2.37%	$4,649	1.93%	1.66%	1.66%		35%
2024	14.91	0.72	2.46	3.18	(0.72)	—	(0.72)	—		17.37	21.88	5,051	4.51	1.64	1.64		31
2023	14.79	0.59	0.29	0.88	(0.66)	(0.10)	(0.76)	0.00	(d)	14.91	5.91	5,321	3.79	1.79	1.79		36
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85	1.72	1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15	1.96	1.96		54
Class A
2025	$17.66	$0.40	$0.07	$0.47	$(0.92)	$—	$(0.92)	$0.00	(d)	$17.21	$2.75%	$22,529	2.32%	1.66%	1.25	%(e)	35%
2024	15.19	0.80	2.49	3.29	(0.82)	—	(0.82)	—		17.66	22.34	21,388	4.89	1.64	1.25	(e)	31
2023	14.97	0.70	0.28	0.98	(0.66)	(0.10)	(0.76)	0.00	(d)	15.19	6.53	16,368	4.43	1.79	1.26	(e)	36
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94	1.72	1.70	(e)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83	1.96	1.96		54
Class C
2025	$13.90	$0.16	$0.05	$0.21	$(0.72)	$—	$(0.72)	$0.00	(d)	$13.39	$1.57%	$1,377	1.16%	2.41%	2.41%		35%
2024	12.15	0.48	1.99	2.47	(0.72)	—	(0.72)	—		13.90	20.98	2,055	3.72	2.39	2.39		31
2023	12.25	0.37	0.27	0.64	(0.66)	(0.08)	(0.74)	0.00	(d)	12.15	5.17	2,666	2.90	2.54	2.54		36
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02	2.47	2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13	2.71	2.71		54
Class I
2025	$18.75	$0.53	$0.06	$0.59	$(0.92)	$—	$(0.92)	$0.00	(d)	$18.42	$3.24%	$19,335	2.87%	1.41%	0.80	%(e)	35%
2024	16.01	0.92	2.64	3.56	(0.82)	—	(0.82)	—		18.75	22.90	17,859	5.33	1.39	0.80	(e)	31
2023	15.68	0.79	0.31	1.10	(0.66)	(0.11)	(0.77)	0.00	(d)	16.01	6.97	15,205	4.77	1.54	0.81	(e)	36
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94	1.47	0.80	(e)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70	1.71	0.95	(e)	54

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2024, 2023, and 2022, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.63%, 1.78%, and 1.72% (Class AAA), 1.25%, 1.25%, and 1.69% (Class A), 2.38%, 2.53%, and 2.47% (Class C), and 0.80%, 0.80%, and 0.80% (Class I), respectively. For the fiscal years ended September 30, 2025 and 2021, the effect of interest expense was minimal.
(d)	Amount represents less than $0.005 per share.
(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $202,194, $167,786, $187,761, $119,130, and $97,862 for the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

7

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements

1. Organization. The Gabelli Focused Growth and Income Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with

8

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 09/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Telecommunications	$5,262,884	—	$0	$5,262,884
Other Industries (b)	38,695,301	—	—	38,695,301
Total Common Stocks	43,958,185	—	0	43,958,185
Preferred Stocks (b)	3,340,091	—	—	3,340,091
U.S. Government Obligations	—	$253,301	—	253,301
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$47,298,276	$253,301	$0	$47,551,577

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(6,050)	—	—	$(6,050)

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

9

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities and any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at September 30, 2025, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

10

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2025 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the fiscal year ended September 30, 2025 had an average monthly market value of approximately $12,988.

As of September 30, 2025, the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, options written, at value. For the fiscal year ended September 30, 2025, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/(depreciation) on written options.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

11

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real-estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to non-deductible partnership expense. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2025, reclassifications were made to decrease paid-in capital by $134,551, with an offsetting adjustment to total distributable earnings.

12

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Distributions paid from:
Ordinary income	$2,403,284	$2,137,977
Total distributions paid	$2,403,284	$2,137,977

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$13,055,604
Qualified late year loss deferrals	(583,759)
Total	$12,471,845

At September 30, 2025, the temporary difference between book basis and tax basis net unrealized appreciation on investments was due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and other derivative instruments	$34,489,945	$16,744,929	$(3,689,325)	$13,055,604

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

13

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective August 17, 2022, the Adviser agreed to add the Fund’s Class A shares to the classes of shares of the Fund for which the Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I and Class A (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% and 1.25% of the value of that class’s average daily net assets. This agreement is in effect through January 31, 2026 for Class I and Class A, and may be terminated only by the Board before such time. During the fiscal year ended September 30, 2025, the Adviser reimbursed expenses in the amount of $202,194 for Class I and Class A. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses would not exceed 0.80% and 1.25% of the value of the average daily net assets of Class I and Class A, respectively. At September 30, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $369,980:

For the fiscal year ended September 30, 2024, expiring September 30, 2026	$167,786
For the fiscal year ended September 30, 2025, expiring September 30, 2027	202,194
$369,980

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

14

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2025, other than short term securities and U.S. Government obligations, aggregated $20,337,306 and $16,211,747, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Distributor retained a total of $29,547 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service monthly. During the fiscal year ended September 30, 2025, the Fund did not accrue any fees.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At September 30, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 7 days of borrowings during the fiscal year ended September 30, 2025 was $97,286 with a weighted average interest rate of 5.59%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2025 was $188,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. From January 3, 2022 through March 14, 2023, the Fund’s Class C Shares were closed to all purchases. On March 15, 2023, Class C Shares were re-opened for purchases. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	29,949	$507,878	23,114	$356,897
Shares issued upon reinvestment of distributions	11,626	199,091	14,895	237,184
Shares redeemed	(59,670)	(1,011,922)	(103,972)	(1,654,632)
Net decrease	(18,095)	$(304,953)	(65,963)	$(1,060,551)

Class A
Shares sold	280,247	$4,919,287	301,441	$4,801,975
Shares issued upon reinvestment of distributions	67,147	1,164,066	59,044	962,453
Shares redeemed	(249,571)	(4,311,489)	(226,620)	(3,710,476)
Net increase	97,823	$1,771,864	133,865	$2,053,952

Class C
Shares sold	13,396	$187,150	39,627	$507,504
Shares issued upon reinvestment of distributions	6,465	87,917	9,831	125,993
Shares redeemed	(64,935)	(876,944)	(121,020)	(1,556,055)
Net decrease	(45,074)	$(601,877)	(71,562)	$(922,558)

Class I
Shares sold	271,622	$4,993,972	284,507	$4,919,181
Shares issued upon reinvestment of distributions	45,832	847,390	41,208	711,221
Shares redeemed	(220,095)	(4,055,536)	(322,820)	(5,439,599)
Net increase	97,359	$1,785,826	2,895	$190,803

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the fiscal year ended September 30, 2025, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

16

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Continued)

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

The Gabelli Focused Growth and Income Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of The Gabelli Focused Growth and Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Focused Growth and Income Fund (the “Fund”) (one of the funds constituting Gabelli Equity Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Gabelli Equity Series Funds, Inc.) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 26, 2025

18

The Gabelli Focused Growth and Income Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

19

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI FOCUSED GROWTH AND INCOME FUND

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.7200, $0.9200, $0.7200, and $0.9200 for each of Class AAA, Class A, Class C, and Class I, respectively. For the fiscal year ended September 30, 2025, 63.66% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 68.72% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relied Reconciliation Act of 2003. The Fund designates 1.58% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 1.58%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Focused Growth and Income Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of September 30, 2025 was 0.5%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS
John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focused Growth and Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q325AR

GABELLI
FUNDS

THE GABELLI FOCUSED GROWTH AND INCOME FUND

Annual Report
September 30, 2025

The Gabelli Global Financial Services Fund Annual Report — September 30, 2025
Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University

To Our Shareholders,

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Financial Services Fund (the Fund) was 31.3% compared with a total return of 28.6% for the Morgan Stanley Capital International (MSCI) World Financials Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2025:

The Gabelli Global Financial Services Fund

Banks	27.1%
Diversified Banks	13.3%
Insurance	12.0%
U.S. Government Obligations	9.2%
Automobiles	7.1%
Investment Management	5.9%
Institutional Trust, Fiduciary, and Custody	5.5%
Homebuilders	4.2%
Consumer Finance	4.2%
Institutional Brokerage	4.1%
Reinsurance	3.6%
Institutional Banking	1.8%
Energy and Utilities	1.5%
Other Assets and Liabilities (Net)	0.5%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Financial Services Fund

Schedule of Investments — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 90.3%
	Automobiles — 7.1%
29,699	Daimler Truck Holding AG	$915,129	$1,221,081
20,400	Mercedes-Benz Group AG	1,167,876	1,280,640
15,325	Toyota Motor Corp., ADR	2,466,348	2,928,454
		4,549,353	5,430,175
	Banks — 27.1%
82,500	Banco Bilbao Vizcaya Argentaria SA	435,552	1,582,678
75,250	Commerzbank AG	427,358	2,835,064
1,233,700	Dah Sing Banking Group Ltd.	1,037,317	1,553,629
392,900	Dah Sing Financial Holdings Ltd.	977,658	1,715,604
1,821	First Citizens BancShares Inc., Cl. A	1,886,486	3,258,060
56,948	Flushing Financial Corp.	692,188	786,452
36,500	ING Groep NV	311,739	945,976
44,900	Japan Post Bank Co. Ltd.	452,399	550,908
27,250	Shinhan Financial Group Co. Ltd., ADR	891,020	1,372,582
25,827	Southern First Bancshares Inc.†	776,157	1,139,487
11,100	Texas Capital Bancshares Inc.†	660,994	938,283
1,034,900	The Bank of East Asia Ltd.	1,640,126	1,609,146
53,255	TrustCo Bank Corp. NY	1,566,180	1,933,156
9,200	Webster Financial Corp.	338,726	546,848
		12,093,900	20,767,873
	Consumer Finance — 4.2%
25,680	Ally Financial Inc.	667,840	1,006,656
10,310	Capital One Financial Corp.	919,647	2,191,700
		1,587,487	3,198,356
	Diversified Banks — 13.3%
98,500	Barclays plc	185,654	502,866
15,050	Citigroup Inc.	670,751	1,527,575
61,170	Credit Agricole SA	790,230	1,200,774
21,222	Hana Financial Group Inc.	678,372	1,318,954
169,785	NatWest Group plc	393,522	1,191,041
11,360	Societe Generale SA	241,448	751,685
111,200	Standard Chartered plc	733,968	2,146,832
20,700	UniCredit SpA	270,951	1,566,804
		3,964,896	10,206,531
	Energy and Utilities — 1.5%
50,522	Vitesse Energy Inc.	777,638	1,173,626

	Homebuilders — 4.2%
3,940	Cavco Industries Inc.†	797,833	2,288,076
34,653	Legacy Housing Corp.†	566,079	953,304
		1,363,912	3,241,380
Shares		Cost	Market Value
	Institutional Banking — 1.8%
19,700	Moelis & Co., Cl. A	$718,511	$1,405,004

	Institutional Brokerage — 4.1%
118,700	Daiwa Securities Group Inc.	589,630	965,188
111,900	Ichiyoshi Securities Co. Ltd.	556,213	639,385
23,310	Jefferies Financial Group Inc.	425,633	1,524,940
		1,571,476	3,129,513
	Institutional Trust, Fiduciary, and Custody — 5.5%
14,180	State Street Corp.	849,827	1,645,022
23,300	The Bank of New York Mellon Corp.	994,781	2,538,768
		1,844,608	4,183,790
	Insurance — 12.0%
162,118	Aegon Ltd.	665,343	1,300,366
258,100	E-L Financial Corp. Ltd.	2,202,907	3,000,688
32,336	First American Financial Corp.	1,785,702	2,077,265
21,955	NN Group NV	877,417	1,543,999
30,500	Old Republic International Corp.	1,146,122	1,295,335
		6,677,491	9,217,653
	Investment Management — 5.9%
11,163	Diamond Hill Investment Group Inc.	1,593,491	1,562,932
19,200	Janus Henderson Group plc	529,207	854,592
56,913	The Westaim Corp.†	752,787	1,174,902
53,858	Westwood Holdings Group Inc.	578,115	888,118
		3,453,600	4,480,544
	Reinsurance — 3.6%
35,200	Aspen Insurance Holdings Ltd., Cl. A†	1,288,422	1,292,192
15,050	Axis Capital Holdings Ltd.	750,748	1,441,790
		2,039,170	2,733,982
	TOTAL COMMON STOCKS	40,642,042	69,168,427

See accompanying notes to financial statements.

3

The Gabelli Global Financial Services Fund

Schedule of Investments (Continued) — September 30, 2025

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 9.2%
$7,066,000	U.S. Treasury Bills,
	3.925% to 4.239%††, 10/30/25 to 02/19/26	$7,021,438	$7,022,790

	TOTAL INVESTMENTS — 99.5%	$47,663,480	76,191,217

	Other Assets and Liabilities (Net) — 0.5%		350,436

	NET ASSETS — 100.0%		$76,541,653

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

4

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities

September 30, 2025

Assets:
Investments, at value (cost $47,663,480)	$76,191,217
Cash	12,028
Foreign currency, at value (cost $13,593)	13,579
Receivable for investments sold	187,821
Receivable for Fund shares sold	83,218
Receivable from Adviser	23,142
Dividends and interest receivable	159,546
Prepaid expenses	73,494
Total Assets	76,744,045
Liabilities:
Payable for investments purchased	49,782
Payable for Fund shares redeemed	35,784
Payable for investment advisory fees	62,652
Payable for accounting fees	7,500
Payable for distribution fees	1,610
Payable for legal and audit fees	28,943
Other accrued expenses	16,121
Total Liabilities	202,392
Commitments and Contingencies (See Note 3)
Net Assets (applicable to 3,847,638 shares outstanding)	$76,541,653

Net Assets Consist of:
Paid-in capital	$47,042,278
Total distributable earnings	29,499,375
Net Assets	$76,541,653

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($7,235,524 ÷ 364,002 shares outstanding; 120,000,000 shares authorized)	$19.88
Class A:
Net Asset Value and redemption price per share ($360,871 ÷ 17,988 shares outstanding; 60,000,000 shares authorized)	$20.06
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$21.28
Class C:
Net Asset Value and offering price per share ($126,194 ÷ 6,423.65 shares outstanding; 20,000,000 shares authorized)	$19.65	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($68,819,064 ÷ 3,459,224 shares outstanding; 150,000,000 shares authorized)	$19.89

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $146,842)	$1,864,555
Interest	150,865
Total Investment Income	2,015,420
Expenses:
Investment advisory fees	551,822
Distribution fees - Class AAA	8,967
Distribution fees - Class A	366
Distribution fees - Class C	280
Registration expenses	52,252
Legal and audit fees	41,447
Shareholder communications expenses	30,565
Accounting fees	30,000
Custodian fees	16,713
Shareholder services fees	14,297
Directors’ fees	3,166
Miscellaneous expenses	16,987
Total Expenses	766,862
Less:
Expense reimbursements (See Note 3)	(203,619)
Expenses paid indirectly by broker (See Note 6)	(1,810)
Total Credits and Reimbursements	(205,429)
Net Expenses	561,433
Net Investment Income	1,453,987

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	358,336
Net realized gain on foreign currency transactions	954
Net realized gain on investments and foreign currency transactions	359,290
Net change in unrealized appreciation/depreciation:
on investments	13,570,016
on foreign currency translations	3,506
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,573,522
Net Realized and Unrealized Gain on Investments and Foreign Currency	13,932,812
Net Increase in Net Assets Resulting from Operations	$15,386,799

See accompanying notes to financial statements.

5

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Operations:
Net investment income	$1,453,987	$1,121,027
Net realized gain/(loss) on investments and foreign currency transactions	359,290	(338,430)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,573,522	11,138,631
Net Increase in Net Assets Resulting from Operations	15,386,799	11,921,228

Distributions to Shareholders:
Accumulated earnings
Class AAA	(48,907)	(17,033)
Class A	(408)	(137)
Class C	(26)	(24)
Class I	(1,053,714)	(815,347)
Total Distributions to Shareholders	(1,103,055)	(832,541)

Capital Share Transactions:
Class AAA	4,085,594	1,134,515
Class A	271,913	7,687
Class C	114,948	24
Class I	13,591,383	3,735,397
Net Increase in Net Assets from Capital Share Transactions	18,063,838	4,877,623

Redemption Fees	951	482

Net Increase in Net Assets	32,348,533	15,966,792

Net Assets:
Beginning of year	44,193,120	28,226,328
End of year	$76,541,653	$44,193,120

See accompanying notes to financial statements.

6

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(b)(c)		Portfolio Turnover Rate
Class AAA
2025	$15.47	$0.45		$4.31	$4.76	$(0.35)	$(0.35)	$0.00	(d)	$19.88	31.26%	$7,236	2.53%		1.62%	1.25%		9%
2024	11.43	0.41		3.94	4.35	(0.31)	(0.31)	0.00	(d)	15.47	38.95	2,162	3.05		1.71	1.25		9
2023	9.28	0.28		2.14	2.42	(0.27)	(0.27)	—		11.43	26.47	577	2.57		1.91	1.25		21
2022	11.80	0.27	(e)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(e)	1.88	1.27	(f)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04	1.25		19
Class A
2025	$15.63	$0.51		$4.28	$4.79	$(0.36)	$(0.36)	$0.00	(d)	$20.06	31.15%	$361	2.80%		1.62%	1.25%		9%
2024	11.50	0.37		4.03	4.40	(0.27)	(0.27)	0.00	(d)	15.63	39.09	15	2.76		1.71	1.25		9
2023	9.34	0.27		2.17	2.44	(0.28)	(0.28)	—		11.50	26.44	6	2.51		1.91	1.25		21
2022	11.86	0.27	(e)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(e)	1.88	1.27	(f)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04	1.25		19
Class C
2025	$15.31	$0.31		$4.27	$4.58	$(0.24)	$(0.24)	$0.00	(d)	$19.65	30.25%	$126	1.67%		2.37%	2.00%		9%
2024	11.32	0.27		3.95	4.22	(0.23)	(0.23)	0.00	(d)	15.31	37.93	2	2.05		2.46	2.00		9
2023	9.19	0.19		2.13	2.32	(0.19)	(0.19)	—		11.32	25.48	1	1.72		2.66	2.00		21
2022	11.68	0.29	(e)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(e)	2.63	2.02	(f)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79	2.00		19
Class I
2025	$15.48	$0.46		$4.34	$4.80	$(0.39)	$(0.39)	$0.00	(d)	$19.89	31.53%	$68,819	2.64%		1.37%	1.00%		9%
2024	11.44	0.41		3.97	4.38	(0.34)	(0.34)	0.00	(d)	15.48	39.25	42,014	3.09		1.46	1.00		9
2023	9.29	0.30		2.16	2.46	(0.31)	(0.31)	0.00	(d)	11.44	26.82	27,642	2.77		1.66	1.00		21
2022	11.80	0.31	(e)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(e)	1.63	1.02	(f)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79	1.00		19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2023, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.26%, 1.28%, and 1.26%, (Class AAA and Class A), 2.01%, 2.02%, and 2.01%, (Class C), and 1.01%, 1.03%, and 1.01%, (Class I), respectively. For the fiscal year ended September 30, 2025, and 2024, there was no material impact to the expense ratios.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $203,619, $166,565, $174,121, $149,730, and $165,217, for the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	Amount represents less than $0.005 per share.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.
(f)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

See accompanying notes to financial statements.

7

The Gabelli Global Financial Services Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Financial Services Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

8

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 09/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$69,168,427	—	$69,168,427
U.S. Government Obligations	—	$7,022,790	7,022,790
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$69,168,427	$7,022,790	$76,191,217

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

9

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

10

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Year ended	Year ended
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$1,103,055	$832,541
Total distributions paid	$1,103,055	$832,541

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

11

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

At September 30, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$1,431,469
Accumulated capital loss carryforwards	(351,082)
Net unrealized appreciation on investments and foreign currency translations	28,418,988
Total	$29,499,375

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund had a short term capital loss carryforward with no expiration of $252,043 and a long term capital loss carryforward with no expiration of $99,039.

At September 30, 2025, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes and capital loss carryforward.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$47,776,333	$28,595,220	$(176,232)	$28,418,988

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for

12

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. This arrangement is in effect through January 31, 2026. For the fiscal year ended September 30, 2025, the Adviser reimbursed the Fund in the amount of $203,619. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At September 30, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $370,183:

For the fiscal year ended September 30, 2024, expiring September 30, 2026	$166,564
For the fiscal year ended September 30, 2025, expiring September 30, 2027	203,619
$370,183

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2025, other than short term securities and U.S. Government obligations, aggregated $17,572,307 and $4,687,823, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Fund paid $3,336 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $573 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,810.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service monthly. During the fiscal year ended September 30, 2025, the Fund accrued these fees for eight months. This amounted to $30,000 in accounting fees which is shown in the Statement of Operations.

13

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the fiscal year ended September 30, 2025, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	September 30, 2025		September 30, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	297,306	$5,422,300	134,942	$1,745,685
Shares issued upon reinvestment of distributions	2,990	48,761	1,455	16,911
Shares redeemed	(75,994)	(1,385,467)	(47,221)	(628,081)
Net increase	224,302	$4,085,594	89,176	$1,134,515

Class A
Shares sold	17,815	$286,877	1,044	$14,325
Shares issued upon reinvestment of distributions	25	408	12	137
Shares redeemed	(837)	(15,372)	(549)	(6,775)
Net increase	17,003	$271,913	507	$7,687

Class C
Shares sold	6,314	$114,922	—	—
Shares issued upon reinvestment of distributions	2	26	2	$24
Net increase	6,316	$114,948	2	$24

Class I
Shares sold	764,932	$14,066,502	255,224	$3,334,197
Shares issued upon reinvestment of distributions	64,423	1,049,456	69,967	811,618
Shares redeemed	(83,468)	(1,524,575)	(28,659)	(410,418)
Net increase	745,887	$13,591,383	296,532	$3,735,397

14

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Continued)

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the fiscal year ended September 30, 2025, the Fund did not utilize ReFlow.

9. Significant Shareholder. As of September 30, 2025, 67.8% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Global Financial Services Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of The Gabelli Global Financial Services Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Global Financial Services Fund (the “Fund”) (one of the funds constituting Gabelli Equity Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Gabelli Equity Series Funds, Inc.) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 26, 2025

16

The Gabelli Global Financial Services Fund

Liquidity Risk Managment Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

The Gabelli Global Financial Services Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.3499, $0.3604, $0.2399, and $0.3850 per share for each of Class AAA, Class A, Class C, and Class I, respectively. For the fiscal year ended September 30, 2025, 39.19% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 7.1% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 7.1%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Global Financial Services Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of September 30, 2025 was 9.2%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q325AR

GABELLI
FUNDS

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

Annual Report
September 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(c)(d)	Portfolio Turnover Rate
Class AAA
2025	$6.59	$0.04		$0.56	$0.60	$(0.05)	$(0.67)	$(1.01)	$(1.73)	$0.00	$5.46	10.48%	$175,527	0.69%	1.41%	0	%(e)
2024	7.29	0.06		1.25	1.31	(0.06)	(0.90)	(1.05)	(2.01)	0.00	6.59	19.64	193,593	0.77	1.43	1
2023	8.09	0.08		0.91	0.99	(0.08)	(0.67)	(1.04)	(1.79)	0.00	7.29	11.92	227,248	0.89	1.43	5
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56	1.42	1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64	1.42	1
Class A
2025	$6.45	$0.04		$0.55	$0.59	$(0.05)	$(0.67)	$(0.99)	$(1.71)	$0.00	$5.33	10.64%	$122,608	0.69%	1.41%	0	%(e)
2024	7.16	0.06		1.22	1.28	(0.06)	(0.89)	(1.04)	(1.99)	0.00	6.45	19.52	121,992	0.77	1.43	1
2023	7.96	0.07		0.91	0.98	(0.08)	(0.67)	(1.03)	(1.78)	0.00	7.16	11.94	114,513	0.90	1.43	5
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57	1.42	1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65	1.42	1
Class C
2025	$7.87	$(0.00	)(b)	$0.67	$0.67	$—	$(0.67)	$(1.19)	$(1.86)	$0.00	$6.68	9.73%	$10,556	(0.06)%	2.16%	0	%(e)
2024	8.58	0.01		1.49	1.50	(0.01)	(0.83)	(1.37)	(2.21)	0.00	7.87	19.18	12,226	0.10	2.18	1
2023(f)	9.52	0.01		0.16	0.17	(0.07)	(0.55)	(0.49)	(1.11)	0.00	8.58	1.67	608	0.24	2.29	5
Class C1*
2023	$3.41	$0.00	(b)	$0.42	$0.42	$(0.07)	$(0.67)	$(0.60)	$(1.34)	$0.00	$2.49	11.34%	$21,071	0.13%	2.18%	5%
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)	2.17	1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)	2.17	1
Class I
2025	$7.99	$0.07		$0.70	$0.77	$(0.07)	$(0.67)	$(1.15)	$(1.89)	$0.00	$6.87	10.81%	$144,168	0.94%	1.16%	0	%(e)
2024	8.61	0.09		1.51	1.60	(0.08)	(0.88)	(1.26)	(2.22)	0.00	7.99	19.85	155,884	1.01	1.18	1
2023	9.36	0.12		1.04	1.16	(0.09)	(0.67)	(1.15)	(1.91)	0.00	8.61	12.19	134,026	1.14	1.18	5
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81	1.17	1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89	1.17	1

*	On May 29, 2024, Class C1 Shares converted into Class C Shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	For the fiscal years ended September 30, 2024, 2023, 2022, and 2021. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been, 1.42%, 1.42%, 1.41%, and 1.41%, (Class AAA and Class A), 2.17%, 2.16%, 2.16%, and 2.17%, (Class C1), 1.17%, 1.17%, 1.16%, and 1.16%, (Class I), and 2.17%, and 2.29% (Class C), respectively. For the fiscal year ended September 30, 2025 there was no material impact to the expense ratios.
(e)	Amount represents less than 0.5%.
(f)	Class C commenced on June 1, 2023.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)(b)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(d)(e)(f)	Portfolio Turnover Rate
Class AAA
2025	$46.91	$0.01	$2.34	$2.35	$(0.00	)(c)	$(2.86)	$(2.86)	$0.00	$46.40	5.39%	$717,968	0.02%	1.39%	1.38%	1%
2024	40.51	0.03	10.00	10.03	(0.08)		(3.55)	(3.63)	0.00	46.91	27.24	736,555	0.06	1.38	1.37	2
2023	36.11	0.05	7.96	8.01	(0.01)		(3.60)	(3.61)	0.00	40.51	22.70	899,376	0.13	1.39	1.39	1
2022	49.61	0.02	(7.13)	(7.11)	(0.05)		(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05	1.39	1.39	1
2021	43.30	0.04	15.83	15.87	—		(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09	1.38	1.38	1
Class A
2025	$46.85	$0.01	$2.34	$2.35	$(0.03)		$(2.85)	$(2.88)	$0.00	$46.32	5.40%	$139,001	0.02%	1.39%	1.38%	1%
2024	40.46	0.02	10.00	10.02	(0.08)		(3.55)	(3.63)	0.00	46.85	27.24	147,123	0.06	1.38	1.37	2
2023	36.06	0.05	7.95	8.00	(0.00	)(c)	(3.60)	(3.60)	0.00	40.46	22.72	118,557	0.13	1.39	1.39	1
2022	49.56	0.02	(7.13)	(7.11)	(0.05)		(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04	1.39	1.39	1
2021	43.26	0.04	15.82	15.86	—		(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08	1.38	1.38	1
Class C
2025	$34.59	$(0.24)	$1.72	$1.48	$—		$(2.11)	$(2.11)	$0.00	$33.96	4.62%	$17,843	(0.74)%	2.14%	2.13%	1%
2024	30.09	(0.22)	7.41	7.19	(0.06)		(2.63)	(2.69)	0.00	34.59	26.29	23,114	(0.70)	2.13	2.12	2
2023	27.02	(0.19)	5.95	5.76	—		(2.69)	(2.69)	0.00	30.09	21.79	28,818	(0.64)	2.14	2.14	1
2022	38.86	(0.24)	(5.26)	(5.50)	—		(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)	2.14	2.14	1
2021	35.95	(0.24)	12.71	12.47	—		(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)	2.13	2.13	1
Class I
2025	$49.19	$0.13	$2.44	$2.57	$(0.14)		$(2.99)	$(3.13)	$0.00	$48.63	5.65%	$976,245	0.28%	1.14%	1.13%	1%
2024	42.36	0.13	10.49	10.62	(0.08)		(3.71)	(3.79)	0.00	49.19	27.58	902,727	0.30	1.13	1.12	2
2023	37.76	0.16	8.32	8.48	(0.11)		(3.77)	(3.88)	0.00	42.36	23.02	517,272	0.38	1.14	1.14	1
2022	51.62	0.13	(7.47)	(7.34)	(0.18)		(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29	1.14	1.14	1
2021	44.62	0.17	16.39	16.56	—		(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34	1.13	1.13	1

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all the years presented, there was no material impact to the expense ratios.
(e)	The Fund incurred interest expense for all years presented. For the fiscal years ended September 30, 2023, 2022, and 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.38%, and 1.37% (Class AAA and Class A), 2.13%, 2.13%, and 2.12% (Class C), and 1.13%, 1.13%, and 1.12% (Class I), respectively. For the fiscal years ended September 30, 2025 and 2024, there was no material impact to the expense ratios.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For all years presented, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income(b)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025	$17.37	$0.33	$0.07	$0.40	$(0.72)	$—	$(0.72)	$0.00	(d)	$17.05	$2.37%	$4,649	1.93%	1.66%	1.66%		35%
2024	14.91	0.72	2.46	3.18	(0.72)	—	(0.72)	—		17.37	21.88	5,051	4.51	1.64	1.64		31
2023	14.79	0.59	0.29	0.88	(0.66)	(0.10)	(0.76)	0.00	(d)	14.91	5.91	5,321	3.79	1.79	1.79		36
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85	1.72	1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15	1.96	1.96		54
Class A
2025	$17.66	$0.40	$0.07	$0.47	$(0.92)	$—	$(0.92)	$0.00	(d)	$17.21	$2.75%	$22,529	2.32%	1.66%	1.25	%(e)	35%
2024	15.19	0.80	2.49	3.29	(0.82)	—	(0.82)	—		17.66	22.34	21,388	4.89	1.64	1.25	(e)	31
2023	14.97	0.70	0.28	0.98	(0.66)	(0.10)	(0.76)	0.00	(d)	15.19	6.53	16,368	4.43	1.79	1.26	(e)	36
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94	1.72	1.70	(e)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83	1.96	1.96		54
Class C
2025	$13.90	$0.16	$0.05	$0.21	$(0.72)	$—	$(0.72)	$0.00	(d)	$13.39	$1.57%	$1,377	1.16%	2.41%	2.41%		35%
2024	12.15	0.48	1.99	2.47	(0.72)	—	(0.72)	—		13.90	20.98	2,055	3.72	2.39	2.39		31
2023	12.25	0.37	0.27	0.64	(0.66)	(0.08)	(0.74)	0.00	(d)	12.15	5.17	2,666	2.90	2.54	2.54		36
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02	2.47	2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13	2.71	2.71		54
Class I
2025	$18.75	$0.53	$0.06	$0.59	$(0.92)	$—	$(0.92)	$0.00	(d)	$18.42	$3.24%	$19,335	2.87%	1.41%	0.80	%(e)	35%
2024	16.01	0.92	2.64	3.56	(0.82)	—	(0.82)	—		18.75	22.90	17,859	5.33	1.39	0.80	(e)	31
2023	15.68	0.79	0.31	1.10	(0.66)	(0.11)	(0.77)	0.00	(d)	16.01	6.97	15,205	4.77	1.54	0.81	(e)	36
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94	1.47	0.80	(e)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70	1.71	0.95	(e)	54

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2024, 2023, and 2022, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.63%, 1.78%, and 1.72% (Class AAA), 1.25%, 1.25%, and 1.69% (Class A), 2.38%, 2.53%, and 2.47% (Class C), and 0.80%, 0.80%, and 0.80% (Class I), respectively. For the fiscal years ended September 30, 2025 and 2021, the effect of interest expense was minimal.
(d)	Amount represents less than $0.005 per share.
(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $202,194, $167,786, $187,761, $119,130, and $97,862 for the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(b)(c)		Portfolio Turnover Rate
Class AAA
2025	$15.47	$0.45		$4.31	$4.76	$(0.35)	$(0.35)	$0.00	(d)	$19.88	31.26%	$7,236	2.53%		1.62%	1.25%		9%
2024	11.43	0.41		3.94	4.35	(0.31)	(0.31)	0.00	(d)	15.47	38.95	2,162	3.05		1.71	1.25		9
2023	9.28	0.28		2.14	2.42	(0.27)	(0.27)	—		11.43	26.47	577	2.57		1.91	1.25		21
2022	11.80	0.27	(e)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(e)	1.88	1.27	(f)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04	1.25		19
Class A
2025	$15.63	$0.51		$4.28	$4.79	$(0.36)	$(0.36)	$0.00	(d)	$20.06	31.15%	$361	2.80%		1.62%	1.25%		9%
2024	11.50	0.37		4.03	4.40	(0.27)	(0.27)	0.00	(d)	15.63	39.09	15	2.76		1.71	1.25		9
2023	9.34	0.27		2.17	2.44	(0.28)	(0.28)	—		11.50	26.44	6	2.51		1.91	1.25		21
2022	11.86	0.27	(e)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(e)	1.88	1.27	(f)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04	1.25		19
Class C
2025	$15.31	$0.31		$4.27	$4.58	$(0.24)	$(0.24)	$0.00	(d)	$19.65	30.25%	$126	1.67%		2.37%	2.00%		9%
2024	11.32	0.27		3.95	4.22	(0.23)	(0.23)	0.00	(d)	15.31	37.93	2	2.05		2.46	2.00		9
2023	9.19	0.19		2.13	2.32	(0.19)	(0.19)	—		11.32	25.48	1	1.72		2.66	2.00		21
2022	11.68	0.29	(e)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(e)	2.63	2.02	(f)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79	2.00		19
Class I
2025	$15.48	$0.46		$4.34	$4.80	$(0.39)	$(0.39)	$0.00	(d)	$19.89	31.53%	$68,819	2.64%		1.37%	1.00%		9%
2024	11.44	0.41		3.97	4.38	(0.34)	(0.34)	0.00	(d)	15.48	39.25	42,014	3.09		1.46	1.00		9
2023	9.29	0.30		2.16	2.46	(0.31)	(0.31)	0.00	(d)	11.44	26.82	27,642	2.77		1.66	1.00		21
2022	11.80	0.31	(e)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(e)	1.63	1.02	(f)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79	1.00		19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2023, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.26%, 1.28%, and 1.26%, (Class AAA and Class A), 2.01%, 2.02%, and 2.01%, (Class C), and 1.01%, 1.03%, and 1.01%, (Class I), respectively. For the fiscal year ended September 30, 2025, and 2024, there was no material impact to the expense ratios.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $203,619, $166,565, $174,121, $149,730, and $165,217, for the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	Amount represents less than $0.005 per share.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.
(f)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A 17 CFR 239.15A and 17 CFR 274.11A must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Elizabeth C. Bogan	$14,000
Vincent D. Enright	$14,000
Robert Morrissey	$13,000
Anthonie C. van Ekris	$13,000
Salvatore J. Zizza	$14,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 8, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 8, 2025

*	Print the name and title of each signing officer under his or her signature.